UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08200

BRIDGEWAY FUNDS, INC.
(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518 Houston, Texas		77005-2448
(Address of principal executive offices)		(Zip code)

Michael D. Mulcahy, President Bridgeway Funds, Inc. 5615 Kirby Drive, Suite 518 Houston, Texas 77005-2448
(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 661-3500

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

March 31, 2006   (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 99.51%

	Apparel - 2.09%
	Guess?, Inc *	240,000	9,386,400

	Banks - 0.96%
	US Bancorp	141,000	4,300,500

	Beverages - 3.50%
	Hansen Natural Corp. * +	124,800	15,731,040

	Coal - 0.93%
	Foundation Coal Holdings, Inc.	102,000	4,196,280

	Commercial Services - 1.18%
	Administaff, Inc.	97,400	5,294,664

	Computers - 3.96%
	Apple Computer, Inc. *	158,300	9,928,576
	SanDisk Corp. *	136,700	7,862,984
			17,791,560

	Distribution/Wholesale - 5.92%
	Brightpoint, Inc. *	345,000	10,715,700
	WESCO International, Inc. *	233,300	15,866,733
			26,582,433

	Diversified Financial Services - 10.10%
	Goldman Sachs Group, Inc.	142,100	22,304,016
	Investment Technology Group, Inc. *	184,200	9,173,160
	Merrill Lynch & Co., Inc	92,400	7,277,424
	The Nasdaq Stock Market, Inc. *	165,586	6,630,063
			45,384,663

	Electronics - 4.86%
	Agilent Technologies, Inc. *	241,200	9,057,060
	American Science & Engineering, Inc. *	58,900	5,501,260
	Thomas & Betts Corp. *	142,000	7,295,960
			21,854,280

	Engineering & Construction - 3.13%
	McDermott International, Inc. *	258,000	14,048,100

	Insurance - 1.07%
	WR Berkley Corp.	82,500	4,789,950

	Internet - 2.06%
	Nutri System, Inc. *	195,000	9,266,400

	Iron & Steel - 1.44%
	Tenaris SA **	35,800	6,467,986

1

Machinery - Construction & Mining - 7.65%
JLG Industries, Inc.	357,600	11,010,504
Joy Global, Inc.	390,650	23,349,151
		34,359,655

Metal Fabricate/Hardware - 1.16%
NS Group, Inc. *	112,800	5,192,184

Miscellaneous Manufacturing - 2.50%
Ceradyne, Inc. *	224,900	11,222,510

Oil & Gas - 14.96%
Anadarko Petroleum Corp.	83,900	8,474,739
Chesapeake Energy Corp.	102,800	3,228,948
ConocoPhillips	113,000	7,135,950
Pogo Producing Co.	77,300	3,884,325
Sunoco, Inc.	130,800	10,146,156
Tesoro Corp.	193,400	13,216,956
Valero Energy Corp.	254,200	15,196,076
XTO Energy, Inc.	136,442	5,944,763
		67,227,913

Oil & Gas Services - 2.37%
Helix Energy Solutions *	281,600	10,672,640

Pharmaceuticals - 5.76%
Bristol-Myers Squibb Co.	174,300	4,289,523
Express Scripts, Inc. *	102,000	8,965,800
Gilead Sciences, Inc. *	117,100	7,285,962
Merck & Co., Inc.	151,200	5,326,776
		25,868,061

Retail - 5.74%
Dress Barn, Inc. *	441,100	21,150,745
Nordstrom, Inc.	118,200	4,631,076
		25,781,821

Savings & Loans - 0.96%
Washington Mutual, Inc.	101,100	4,308,882

Semiconductors - 6.62%
Advanced Micro Devices, Inc. *	283,200	9,390,912
Amkor Technology, Inc. *	1,458,100	12,597,984
Marvell Technology Group Ltd. *	143,300	7,752,530
		29,741,426

Software - 2.93%
BMC Software, Inc. *	608,000	13,169,280

Telecommunications - 7.66%
AT&T, Inc.	327,300	8,850,192
BellSouth Corp.	128,300	4,445,595
Corning, Inc. *	209,000	5,624,190
Dobson Communications Corp. *	594,500	4,767,890
Motorola, Inc.	181,500	4,158,165
Powerwave Technologies, Inc. *	488,000	6,583,120
		34,429,152

2

Transportation - 0.00% ^
Kirby Corp. *	10	681

TOTAL COMMON STOCKS
(Cost $343,687,715)		447,068,461

	Number of
	Contracts
PURCHASED CALL OPTIONS - 0.29%
Joy Global, Inc.
expiring April 2006 @$40.00	650	1,293,500

TOTAL PURCHASED CALL OPTIONS
(Cost $261,267)		1,293,500

Industry	Company	Shares
MONEY MARKET MUTUAL FUNDS - 0.45%
	First American Treasury Obligations	2,027,247	2,027,247

TOTAL MONEY MARKET MUTUAL FUNDS
	(Cost $2,027,247)		2,027,247

TOTAL INVESTMENTS - 100.25%
	(Cost $345,976,229)		$450,389,208
Liabilities in Excess of Other Assets - (0.25)%			(1,120,003)
NET ASSETS - 100.00%			$449,269,205

*                                                       Non Income Producing Security

**                                                ADR - American Depository Receipt

^                                                      Less than 0.005% of Net Assets

+                                                       This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $15,731,040 at March 31, 2006.

See Notes to Quarterly Schedule of Investments

3

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

March 31, 2006   (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 98.67%

	Aerospace/Defense - 0.58%
	Armor Holdings, Inc. *	50,200	2,926,158

	Apparel - 1.27%
	Guess?, Inc. *	164,200	6,421,862

	Banks - 0.48%
	US Bancorp	79,000	2,409,500

	Beverages - 2.49%
	Hansen Natural Corp. * +	99,800	12,579,790

	Biotechnology - 0.64%
	Amgen, Inc. *	44,500	3,237,375

	Building Materials - 0.68%
	USG Corp. *	36,100	3,428,056

	Coal - 1.00%
	Foundation Coal Holdings, Inc.	52,000	2,139,280
	Peabody Energy Corp.	57,400	2,893,534
			5,032,814

	Commercial Services - 0.67%
	Administaff, Inc.	62,100	3,375,756

	Computers - 4.82%
	Apple Computer, Inc. *	158,700	9,953,664
	Komag, Inc. *	115,900	5,516,840
	SanDisk Corp. *	154,200	8,869,584
			24,340,088

	Distribution/Wholesale - 3.14%
	Brightpoint, Inc. *	333,000	10,342,980
	WESCO International, Inc. *	81,600	5,549,616
			15,892,596

	Diversified Finanancial Services - 10.78%
	Chicago Mercantile Exchange Holdings, Inc.	10,000	4,475,000
	Goldman Sachs Group, Inc.	155,500	24,407,280
	Investment Technology Group, Inc. *	194,000	9,661,200
	JPMorgan Chase & Co.	62,800	2,614,992
	Merrill Lynch & Co., Inc.	56,800	4,473,568
	The Nasdaq Stock Market, Inc. *	220,000	8,808,800
			54,440,840

	Electrical Components & Equipment - 1.85%
	Encore Wire Corp. *	132,300	4,482,324
	The Lamson & Sessions Co. *	175,200	4,875,816
			9,358,140

1

Electronics - 4.92%
American Science & Engineering, Inc. *	81,000	7,565,400
Novatel, Inc. *	141,300	5,209,731
Plexus Corp. *	133,400	5,011,838
Thomas & Betts Corp. *	138,000	7,090,440
		24,877,409

Engineering & Construction - 2.64%
McDermott International, Inc. *	245,300	13,356,585

Healthcare Products - 1.82%
Hologic, Inc. *	166,000	9,188,100

Insurance - 1.51%
Selective Insurance Group	55,900	2,962,700
WR Berkley Corp.	80,100	4,650,606
		7,613,306

Internet - 0.74%
Nutri System, Inc. *	78,400	3,725,568

Iron/Steel - 0.62%
Tenaris SA **	17,300	3,125,591

Machinery - Construction & Mining - 6.22%
JLG Industries, Inc.	475,000	14,625,250
Joy Global, Inc.	281,400	16,819,278
		31,444,528

Metal Fabricate/Hardware - 0.72%
NS Group, Inc. *	78,700	3,622,561

Miscellaneous Manufacturing - 3.17%
Ceradyne, Inc. *	232,300	11,591,770
Freightcar America, Inc.	69,800	4,439,280
		16,031,050

Oil & Gas - 10.86%
Anadarko Petroleum Corp.	80,100	8,090,901
Chesapeake Energy Corp.	85,060	2,671,735
ConocoPhillips	53,000	3,346,950
EnCana Corp.	107,000	5,000,110
Energen Corp.	114,700	4,014,500
Pogo Producing Co.	138,000	6,934,500
Sunoco, Inc.	56,600	4,390,462
Tesoro Corp.	69,300	4,735,962
Unit Corp. *	132,000	7,359,000
Valero Energy Corp.	139,600	8,345,288
		54,889,408

Oil & Gas Services - 4.73%
Halliburton Co.	89,200	6,513,384
Helix Energy Solutions *	254,078	9,629,556
Schlumberger Ltd.	61,100	7,733,427
		23,876,367

Pharmaceuticals - 6.06%
Bristol-Myers Squibb Co.	154,900	3,812,089
Express Scripts, Inc. *	101,900	8,957,010
Gilead Sciences, Inc. *	190,100	11,828,022
Merck & Co., Inc	171,000	6,024,330
		30,621,451

2

Retail - 4.71%
Dress Barn, Inc. *	432,000	20,714,400
Nordstrom, Inc.	78,400	3,071,712
		23,786,112

Savings & Loans - 0.49%
Washington Mutual, Inc.	58,000	2,471,960

Semiconductors - 9.62%
Advanced Micro Devices, Inc. *	308,300	10,223,228
Amkor Technology, Inc. *	300,000	2,592,000
Freescale Semiconductor, Inc. *	139,400	3,876,714
Intersil Corp.	134,600	3,892,632
Marvell Technology Group Ltd. *	151,000	8,169,100
Omnivision Technologies, Inc. *	180,000	5,436,000
Portalplayer, Inc. *	235,700	5,239,611
Texas Instruments, Inc.	282,600	9,176,022
		48,605,307

Software - 4.64%
BMC Software, Inc. *	693,400	15,019,044
Informatica Corp. *	264,500	4,112,975
Red Hat, Inc. *	155,000	4,336,900
		23,468,919

Telecommunications - 6.80%
America Movil S.A. de C.V. **	123,000	4,213,980
AT&T, Inc.	163,600	4,423,744
BellSouth Corp.	196,600	6,812,190
Corning, Inc. *	180,200	4,849,182
Dobson Communications Corp. *	327,600	2,627,352
Motorola, Inc.	106,400	2,437,624
Powerwave Technologies, Inc. *	452,500	6,104,225
Verizon Communications, Inc.	84,900	2,891,694
		34,359,991
TOTAL COMMON STOCKS
(Cost $421,716,245)		498,507,188

	Number of
	Contracts
PURCHASED CALL OPTIONS - 0.20%
Joy Global, Inc.
expiring April 2006 @$40.00	500	995,000

TOTAL PURCHASED CALL OPTIONS
(Cost $206,537)		995,000

	Shares
MONEY MARKET MUTUAL FUNDS - 1.68%
First American Treasury Obligations	8,509,533	8,509,533

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $8,509,533)		8,509,533

TOTAL INVESTMENTS - 100.55%
(Cost $430,432,315)		$508,011,721
Liabilities in Excess of Other Assets - (0.55)%		(2,786,654)
NET ASSETS - 100.00%		$505,225,067

3

*	Non Income Producing Security
**	ADR - American Depository Receipt
+	This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $12,579,790 at March 31, 2006.

See Notes to Quarterly Schedule of Investments

4

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

March 31, 2006   (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 97.13%

	Advertising - 3.47%
	Ventiv Health, Inc. *	141,800	4,710,596

	Aerospace/Defense - 1.31%
	LMI Aerospace, Inc. *	98,100	1,779,534

	Apparel - 0.40%
	Bakers Footwear Group, Inc. *	25,000	540,000

	Auto Parts & Equipment - 1.73%
	Titan International, Inc.	136,000	2,347,360

	Banks - 1.02%
	Farmers Capital Bank Corp.	4,800	151,776
	First Regional Bancorp *	1,900	169,347
	Flag Financial Corp.	14,127	250,754
	Guaranty Federal Bancshares, Inc.	14,800	447,700
	Premierwest Bancorp	19,900	368,150
			1,387,727

	Beverages - 7.08%
	Hansen Natural Corp. * +	76,202	9,605,262

	Biotechnology - 0.46%
	Repligen Corp. *	169,700	627,890

	Chemicals - 0.15%
	ICO, Inc. *	40,300	201,500

	Commercial Services - 4.02%
	Home Solutions of America, Inc. *	208,000	1,406,080
	Kendle International, Inc. *	35,600	1,203,280
	The Providence Service Corp. *	61,800	2,009,736
	Rural/Metro Corp. *	107,174	844,531
			5,463,627

	Computers - 2.99%
	Integral Systems, Inc.	4,781	129,039
	Optimal Group, Inc. *	84,000	1,220,520
	PAR Technology Corp. *	127,500	2,261,850
	Synplicity, Inc. *	68,300	441,218
			4,052,627

	Cosmetics/Personal Care - 2.37%
	Parlux Fragrances, Inc. *	99,600	3,212,100

	Diversified Financial Services - 1.00%
	US Global Investors, Inc. *	87,400	1,361,692

1

Electrical Components & Equipment - 3.32%
China Energy Savings Technology, Inc. * ^	114,000	11,400
Graham Corp.	30,700	598,650
The Lamson & Sessions Co. *	140,000	3,896,200
		4,506,250

Electronics - 2.56%
Novatel, Inc. *	94,400	3,480,528

Engineering & Construction - 4.38%
ENGlobal Corp. *	225,500	3,294,555
Meadow Valley Corp. *	70,400	868,032
Sterling Construction Co., Inc *	82,100	1,780,749
		5,943,336

Environmental Control - 0.99%
Clean Harbors, Inc. *	45,200	1,341,084

Food - 0.45%
Cuisine Solutions, Inc. *	65,800	611,282

Healthcare - Products - 3.76%
Cutera, Inc. *	115,000	3,118,800
Somanetics Corp. *	28,000	618,240
Synergetics USA, Inc. *	195,000	1,368,900
		5,105,940

Healthcare - Services - 2.20%
Air Methods Corp. *	101,246	2,990,807

Holding Companies - Diversified - 0.43%
Microfield Group, Inc. *	150,000	582,000

Housewares - 0.36%
Lifetime Brands, Inc.	17,336	488,702

Insurance - 2.13%
American Physicians Capital, Inc. *	39,700	1,905,600
Brooke Corp.	8,500	92,395
Navigators Group, Inc. *	18,000	892,800
		2,890,795

Internet - 1.91%
Click Commerce, Inc. *	108,324	2,593,277

Leisure Time - 2.29%
Aldila, Inc.	93,600	3,107,520

Lodging - 1.26%
Monarch Casino & Resort, Inc. *	60,000	1,703,400

Machinery - Diversified - 9.53%
Columbus McKinnon Corp. *	150,000	4,039,500
DXP Enterprises, Inc. *	52,200	1,814,472
Intevac, Inc. *	239,600	6,895,688
Paragon Technologies, Inc. *	19,500	195,000
		12,944,660

Media - 0.07%
Metromedia International Group, Inc. *	65,400	99,408

2

Metal Fabricate/Hardware - 4.15%
AM Castle & Co.	83,600	2,466,200
Empire Resources	60,500	1,669,800
Ladish Co., Inc. *	51,600	1,494,852
		5,630,852

Miscellaneous Manufacturing - 1.58%
PW Eagle, Inc. +	77,200	2,146,160

Oil & Gas - 4.01%
Barnwell Industries, Inc.	17,400	402,984
FieldPoint Petroleum Corp. *	107,600	612,244
Panhandle Royalty Co.	15,000	279,300
Vaalco Energy, Inc. *	619,800	4,152,660
		5,447,188

Oil & Gas Services - 2.15%
Bolt Technology Corp. *	145,419	1,854,092
Metretek Technology *	71,200	1,064,440
		2,918,532

Pharmaceuticals - 5.20%
Matrixx Initiatives, Inc. *	281,932	6,569,016
Neogen Corp. *	20,100	492,450
		7,061,466

Retail - 8.33%
Books-A-Million, Inc.	37,900	436,229
Ezcorp, Inc. *	199,406	5,886,465
Jewett-Cameron Trading *	19,300	337,750
The Pantry, Inc. *	21,200	1,322,668
United Retail Group, Inc. *	143,000	2,678,390
Zones, Inc. *	88,000	645,656
		11,307,158

Semiconductors - 1.82%
BTU International, Inc. *	150,700	2,476,001

Software - 1.27%
Datawatch Corp. *	40,649	156,499
Opnet Technologies, Inc. *	50,000	536,000
Peerless Systems Corp. *	137,900	1,030,113
		1,722,612

Telecommunications - 1.55%
NMS Communications Corp. *	252,900	953,433
RIT Technologies Ltd. *	40,950	76,986
WPCS International, Inc. *	139,000	1,077,250
		2,107,669

Transportation - 5.43%
Celadon Group, Inc. *	268,500	5,877,465
SCS Transportation, Inc. *	51,400	1,496,254
		7,373,719

TOTAL COMMON STOCKS
(Cost $84,871,134)		131,870,261

3

MONEY MARKET MUTUAL FUNDS - 2.91%
First American Treasury Obligations	3,951,275	3,951,275

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $3,951,275)		3,951,275

TOTAL INVESTMENTS - 100.04%
(Cost $88,822,409)		$135,821,536
Liabilities in Excess of Other Assets - (0.04)%		(53,551)
NET ASSETS - 100.00%		$135,767,985

*	Non Income Producing Security
+	This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $11,751,422 at March 31, 2006.
^	Security is fair valued. See Notes to Quarterly Statement of Investments for more detail.

See Notes to Quarterly Schedule of Investments

4

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 89.63%

	Advertising - 0.78%
	Traffix, Inc.	248,700	1,432,512
	Ventiv Health, Inc. *	198,300	6,587,526
			8,020,038

	Aerospace/Defense - 0.35%
	CPI Aerostructures, Inc. *	33,400	265,530
	Ducommun, Inc. *	2,500	55,500
	EDO Corp.	3,700	114,145
	Herley Industries *	60,656	1,266,497
	LMI Aerospace, Inc. *	102,300	1,855,722
			3,557,394

	Agriculture - 0.77%
	The Andersons, Inc.	101,181	7,915,390

	Airlines - 0.40%
	Mesa Air Group, Inc. *	134,600	1,539,824
	Midwest Air Group, Inc. *	234,600	1,548,360
	World Air Holdings, Inc. *	98,900	971,198
			4,059,382

	Apparel - 0.96%
	Ashworth, Inc. *	7,400	73,482
	Bakers Footwear Group, Inc. *	69,700	1,505,520
	Cherokee, Inc.	30,500	1,228,235
	DHB Industries, Inc. *	179,900	859,922
	Hartmarx Corp. *	213,500	1,902,285
	Lakeland Industries, Inc. *	71,600	1,467,800
	Rocky Shoes & Boots, Inc. *	8,400	221,760
	Sport-Haley, Inc. *	77,929	390,424
	Tandy Brands Accessories, Inc.	65,009	669,593
	Unifi, Inc. *	441,900	1,475,946
			9,794,967

	Auto Parts & Equipment - 0.87%
	Noble International Ltd.	116,100	1,965,573
	Proliance International, Inc. *	197,300	1,077,258
	R&B, Inc. *	29,518	302,560
	Standard Motor Products, Inc.	164,500	1,460,760
	Tenneco, Inc. *	73,000	1,583,370
	Titan International, Inc.	144,000	2,485,440
			8,874,961

Banks - 9.60%
Abigail Adams National Bancorp	22,220	289,971
AmericanWest Bancorp *	54,808	1,450,768
Ameris Bancorp	75,906	1,765,574
Appalachian Bancshares, Inc. *	33,500	620,755
Arrow Financial	15,281	418,699
Associated Banc-Corp.	78,480	2,666,750
The Bancorp, Inc. *	40,584	996,337
BancTrust Financial Group, Inc.	41,357	916,058
Bank of America Corp.	59,718	2,719,558
Bank of Granite Corp.	40,800	827,016
Bank of the Ozarks, Inc.	40,800	1,489,200
BB&T Corp.	1,300	50,960
Camden National Corp.	5,603	215,155
Capital Bank Corp.	67,400	1,095,250
Capital Corp. of the West	95,220	3,496,478
Capital Crossing Bank *	83,010	2,644,699
Cardinal Financial Corp.	82,100	1,110,813
Cascade Bancorp	900	26,595
Cass Information Systems, Inc.	61,255	2,186,191
Center Financial Corp.	135,600	3,285,588
Central Bancorp, Inc.	12,300	348,705
City National Corp.	579	44,461
Coast Financial Holdings, Inc. *	74,500	1,274,695
CoBiz, Inc.	900	18,540
Columbia Bancorp	26,741	586,965
Commercial Bankshares, Inc.	10,937	385,857
Community Bancorp, Inc.	16,972	627,964
Community Bancorp *	50,700	1,570,179
Enterprise Financial Services *	27,300	747,747
Fidelity Southern Corp.	57,476	1,023,073
First Bancorp	2,400	53,712
First Mariner Bancorp, Inc. *	48,724	934,526
First Mutual Bancshares, Inc.	16,335	420,626
First State Bancorporation	17,000	451,520
Flag Financial Corp.	3,672	65,178
FNB Corp.	8,640	147,744
FNB Corp.	49,300	1,675,214
FNB Financial Services Corp.	44,218	709,699
Fulton Financial Corp.	124,165	2,135,638
Gateway Financial Holdings, Inc.	53,600	910,664
GB&T Bancshares, Inc.	55,530	1,241,096
Glacier Bancorp, Inc.	972	30,181
Greater Community Bancorp	4,589	69,982
Greene County Bancshares, Inc.	56,637	1,654,367
Guaranty Federal Bancshares, Inc.	62,556	1,892,319
Heritage Commerce Corp.	42,800	1,070,000
Heritage Financial Corp.	6,405	185,745
Intervest Bancshares Corp. *	72,900	2,634,606
Lakeland Financial Corp.	23,432	1,095,446
LNB Bancorp, Inc.	40,000	772,000
Macatawa Bank Corp.	68,534	2,598,124
MainSource Financial Group, Inc.	88,034	1,663,843
MB Financial, Inc.	47,818	1,692,757
Mercantile Bank Corp.	61,477	2,403,751
MidWestOne Financial Group, Inc.	77,412	1,532,758
North Valley Bancorp	25,300	454,388
Northeast Bancorp	4,700	99,875
Northrim BanCorp, Inc.	81,878	1,965,072
Oak Hill Financial, Inc.	42,700	1,319,857
PAB Bankshares, Inc.	70,000	1,359,400
Pacific Mercantile Bancorp *	71,000	1,411,480
Pelican Financial, Inc. *	75,000	431,250
Pinnacle Financial Partners, Inc. *	127,700	3,504,088
Preferred Bank	13,000	656,370
PrivateBancorp, Inc.	37,200	1,543,428
Prosperity Bancshares, Inc.	800	24,168
Southcoast Financial Corp. *	29,700	757,350
Southern Community Financial Corp.	66,700	612,973
Southside Bancshares, Inc.	51,659	1,045,056
Southwest Bancorp, Inc.	26,693	593,652
Sterling Financial Corp.	1,206	34,974
TD Banknorth, Inc.	8,718	255,873
Toronto-Dominion Bank	4,183	232,993
Umpqua Holdings Corp.	100,288	2,858,208
UnionBanCal Corp.	10,606	744,117
United Security Bancshares	26,059	1,146,596
Vail Banks, Inc.	78,000	1,256,580
Valley Bancorp *	21,299	806,167
Vineyard National Bancorp	91,940	2,693,842
Virginia Commerce Bancorp *	74,718	2,686,112
Virginia Financial Group	3,300	132,066
Western Sierra Bancorp	55,122	2,499,232
Wilshire Bancorp, Inc.	234,944	4,367,609
		98,434,873

Beverages - 0.32%
Green Mountain Coffee Roasters, Inc. *	67,300	2,673,156
Peet’s Coffee & Tea, Inc. *	17,400	522,000
Redhook ALE Brewery, Inc. *	23,000	80,270
		3,275,426

Biotechnology - 3.59%
Arqule, Inc. *	66,289	380,499
Avant Immunotherapeutics, Inc. *	459,275	1,152,780
BioSphere Medical, Inc. *	20,000	150,000
CancerVax Corp. *	87,050	246,351
Corgentech, Inc. *	66,854	615,057
Cotherix, Inc. *	8,800	80,432
CuraGen Corp. *	223,528	1,119,875
Cytogen Corp. *	72,961	264,119
Cytokinetics, Inc. *	144,900	1,056,321
Embrex, Inc. *	146,024	1,832,601
Encysive Pharmaceuticals, Inc. *	330,900	1,618,101
Entremed, Inc. *	475,374	1,240,726
Enzon Pharmaceutical *	11,150	90,315
Exact Sciences Corp. *	95,200	292,264
Gene Logic, Inc. *	273,567	1,255,673
Genitope Corp. *	223,700	1,946,190
GenVec, Inc. *	304,585	667,041
Illumina, Inc. *	52,843	1,255,021
Immunogen, Inc. *	31,326	135,955
Inovio Biomedical Corp. *	250,700	669,369
Keryx Biopharmaceuticals, Inc. *	57,647	1,101,634
Lifecell Corp. *	299,250	6,748,088
Monogram Biosciences, Inc. *	201,307	370,405
Nanogen, Inc. *	135,911	410,451
Neose Technologies, Inc. *	390,500	1,058,255
Oscient Pharmaceuticals Corp. *	163,200	326,400
Repligen Corp. *	444,100	1,643,170
Sangamo Biosciences, Inc. *	370,100	2,202,095
Seattle Genetics, Inc. *	171,455	884,708
Sirna Therapeutics, Inc. *	429,400	2,894,156
Stratagene Corp. *	53,513	588,643
SuperGen, Inc. *	68,600	389,648
Tercica, Inc. *	206,300	1,382,210
Vical, Inc. *	122,683	758,181
		36,826,734

Building Materials - 0.19%
AAON, Inc. *	24,916	595,742
Comfort Systems USA, Inc.	43,900	592,650
Craftmade International, Inc.	36,400	673,036
LSI Industries, Inc.	3,000	51,120
		1,912,548

Chemicals - 1.53%
Aceto Corp.	102,046	752,079
American Vanguard Corp.	114,000	3,482,700
Balchem Corp.	121,050	2,792,623
Landec Corp. *	205,000	1,635,900
Lesco, Inc. *	69,306	1,185,826
Lumera Corp. *	202,900	809,591
NewMarket Corp.	29,200	1,389,628
Omnova Solutions, Inc. *	243,600	1,490,832
Quaker Chemical Corp.	99,700	2,168,475
		15,707,654

Coal - 0.10%
Westmoreland Coal Co. *	39,500	1,036,875

Commercial Services - 4.07%
ACE Cash Express, Inc. *	112,635	2,803,485
Answerthink, Inc. *	254,100	1,633,863
Bankrate, Inc. *	144,800	6,307,488
Barrett Business Services *	20,943	565,461
Carriage Services, Inc. *	134,500	645,600
Collectors Universe *	71,100	994,689

Competitive Technologies, Inc. *	205,600	666,144
Cornell Cos, Inc. *	120,900	1,745,796
Discovery Partners International, Inc. *	114,957	279,345
Franklin Covey Co. *	192,400	1,508,416
The Geo Group, Inc. *	63,100	2,103,754
Healthcare Services Group	35,550	759,348
HMS Holdings Corp. *	218,000	1,907,500
Home Solutions of America, Inc. *	403,900	2,730,364
ICT Group, Inc. *	5,300	144,160
Intersections, Inc. *	164,220	1,857,328
Kendle International, Inc. *	22,390	756,782
Medifast, Inc. *	199,100	1,837,693
Multi-Color Corp.	59,136	1,777,037
National Research Corp.	40,300	969,618
Opinion Research Corp. *	17,400	103,878
PDI, Inc. *	68,000	793,560
PeopleSupport, Inc. *	166,300	1,629,740
Perceptron, Inc. *	119,274	1,015,022
The Providence Service Corp. *	52,992	1,723,300
RCM Technologies, Inc. *	170,459	1,101,165
Rewards Network, Inc. *	107,966	859,409
Standard Parking Co. *	5,742	160,030
Team, Inc. *	71,400	2,374,764
		41,754,739
Computers - 2.51%
Ansoft Corp. *	50,300	2,097,007
Comtech Group, Inc. *	5,500	55,000
Dataram Corp.	82,533	491,071
Delphax Technologies, Inc. *	21,350	68,320
Dynamics Research Corp. *	36,526	544,237
Immersion Corp. *	273,226	2,371,602
Integral Systems, Inc.	2,900	78,271
InterVoice, Inc. *	268,300	2,310,063
LaserCard Corp. *	158,937	3,576,083
Netscout Systems, Inc. *	189,201	1,721,729
PAR Technology Corp. *	56,200	996,988
Printronix, Inc.	69,800	1,078,410
SI International, Inc. *	76,700	2,696,005
Stratasys, Inc. *	39,217	1,156,117
Synplicity, Inc. *	222,500	1,437,350
TechTeam Global, Inc. *	159,170	1,771,562
Tier Technologies, Inc. *	176,500	1,420,825
Transact Technologies, Inc. *	122,031	1,153,193
Xanser Corp. *	151,200	669,816
		25,693,649

Cosmetics/Personal Care - 1.22%
Chattem, Inc. *	5,800	218,370
Parlux Fragrances, Inc. *	381,363	12,298,957
		12,517,327

Distribution/Wholesale - 0.70%
Brightpoint, Inc. *	104,343	3,240,894
Central European Distribution Corp. *	34,750	1,336,137
Infosonics Corp. *	88,900	908,558
Navarre Corp. *	394,900	1,694,121
		7,179,710

Diversified Finanancial Services - 1.29%
Asta Funding, Inc.	62,100	2,065,446
Consumer Portfolio Services *	332,800	2,722,304
Federal Agricultural Mortgage Corp.	21,300	626,646
Nicholas Financial, Inc. *	118,500	1,411,335
Sanders Morris Harris Group, Inc.	85,509	1,371,564
TradeStation Group, Inc. *	245,974	3,399,361
United PanAm Financial Corp. *	53,100	1,640,790
		13,237,446

Electric - 0.30%
Central Vermont Public Service Corp.	63,000	1,336,230
Green Mountain Power Corp.	51,100	1,476,279
Unitil Corp.	9,400	245,434
		3,057,943

Electrical Components & Equipment - 1.19%
Active Power, Inc. *	331,707	1,655,218
American Superconductor Corp. *	125,100	1,419,885
C&D Technologies, Inc.	227,300	2,100,252
Distributed Energy *	24,300	172,530
Graham Corp.	43,900	856,050
The Lamson & Sessions Co. *	203,600	5,666,188
Nortech Systems, Inc. *	1,400	11,102
TII Network Technologies, Inc. *	143,700	331,947
		12,213,172

Electronics - 2.48%
Advanced Photonix, Inc. *	156,350	422,145
Axsys Technologies, Inc. *	86,887	1,481,423
Cyberoptics Corp. *	59,700	893,709
Fargo Electronics, Inc. *	33,550	567,331
Frequency Electronics, Inc. *	14,600	204,400
Keithley Instruments, Inc.	107,600	1,652,736
Measurement Specialties, Inc. *	99,800	2,609,770
Mechanical Technology, Inc. *	205,313	769,924
Merix Corp. *	285,351	3,509,817
Napco Security Systems, Inc. *	106,723	1,770,526
Nu Horizons Electronics Corp. *	39,438	335,618
OI Corp. *	35,200	499,488
OYO Geospace Corp. *	36,600	2,159,034
Planar Systems, Inc. *	87,910	1,487,437
RAE Systems, Inc. *	344,600	1,230,222
SBS Technologies, Inc. *	125,100	2,026,620
Tech Research Corp.	2,700	19,629
UQM Technologies, Inc. *	191,100	858,039
Woodhead Industires	74,900	1,243,340
X-Rite, Inc.	59,978	796,508
Zygo Corp. *	57,006	930,338
		25,468,054

Energy - Alternate Sources - 0.29%
Evergreen Solar, Inc. *	178,400	2,747,360
MGP Ingredients, Inc.	16,100	260,820
		3,008,180

Engineering & Construction - 0.69%
Layne Christensen Co. *	161,900	5,426,888
Michael Baker Corp. *	51,700	1,464,661
Perini Corp. *	5,500	167,035
		7,058,584

Entertainment - 0.89%
Canterbury Park Holding Corp.	59,400	807,840
Carmike Cinemas, Inc.	13,300	320,929
Dover Motorsports, Inc.	124,000	680,760
Gaming Partners International Corp. *	62,900	995,707
Great Wolf Resorts, Inc. *	34,800	403,332
Nevada Gold & Casinos, Inc. *	130,500	1,225,395
Silverleaf Resorts, Inc. *	351,476	1,054,428
Steinway Musical Instruments *	52,100	1,678,662
Sunterra Corp. *	136,700	1,952,076
		9,119,129

Environmental Control - 0.91%
Calgon Carbon Corp.	5,400	33,210
Clean Harbors, Inc. *	157,947	4,686,287
Darling International, Inc. *	389,000	1,820,520
Waste Industries USA, Inc.	130,900	2,836,603
		9,376,620

Food - 1.22%
Cal-Maine Foods, Inc.	223,300	1,623,391
Imperial Sugar Co.	79,016	2,407,618
Lifeway Foods, Inc. *	78,151	957,467
M&F Worldwide Corp. *	55,800	796,824
Rocky Mountain Chocolate Factory, Inc.	79,536	1,255,863
Spartan Stores, Inc.	343,650	4,381,537
Village Super Market	12,300	731,727
Zapata Corp. *	57,600	349,056
		12,503,483

Forest Products & Paper - 0.18%
Caraustar Industries *	107,000	1,101,030
Mercer International *	75,700	704,767
		1,805,797

Gas - 0.32%
Chesapeake Utilities Corp.	57,400	1,793,176
EnergySouth, Inc.	45,450	1,445,765
		3,238,941

Hand/Machine Tools - 0.04%
LS Starrett Co.	29,200	416,684

Healthcare - 0.16%
Utah Medical Products, Inc.	49,900	1,596,800

Healthcare - Products - 4.11%
Abaxis, Inc. *	169,700	3,848,796
Angiodynamics, Inc. *	44,256	1,330,335
Atrion Corp.	39,148	3,092,301
Cantel Medical Corp. *	33,300	545,787
Cardiac Science Corp. *	1,109	10,126
Cardiotech International, Inc. *	11,500	31,970
Cerus Corp. *	18,600	159,216
Cholestech Corp. *	27,600	359,628
Criticare Systems, Inc. *	60,350	274,593
Encore Medical Corp. *	174,763	894,786
Endologix, Inc. *	80,000	380,000
E-Z-EM, Inc. *	10,511	235,341
Hanger Orthopedic *	98,500	684,575
Iridex Corp. *	3,400	41,616
IRIS International, Inc. *	6,900	107,847
LCA-Vision, Inc.	241,297	12,091,393
Lifecore Biomedical, Inc. *	217,646	2,546,458
Medical Action Industries *	67,094	1,609,585
Merit Medical Systems, Inc. *	17,500	210,175
Natus Medical, Inc. *	111,000	2,275,500
NMT Medical, Inc. *	169,100	2,736,038
Orthologic Corp. *	18,600	40,920
PhotoMedex, Inc. *	194,963	372,379
Somanetics Corp. *	234,200	5,171,136
Spectranetics Corp. *	87,400	1,033,068
SRI/Surgical Express, Inc. *	6,755	39,787
Tutogen Medical, Inc. *	192,800	964,000
Vascular Solutions *	20,394	161,520
Vital Images, Inc. *	1,851	63,082
Young Innovations	916	33,452
ZEVEX International *	58,700	849,389
		42,194,799

Healthcare - Services - 1.80%
Air Methods Corp. *	61,555	1,818,335
Alliance Imaging, Inc. *	233,600	1,504,384
Almost Family, Inc. *	5,800	104,400
Amedisys, Inc. *	171,100	5,945,725
America Service Group, Inc. *	101,800	1,326,454
Five Star Quality Care, Inc. *	171,900	1,871,991
Medcath Corp. *	50,020	956,382
NovaMed, Inc. *	181,100	1,285,810
Psychiatric Solutions, Inc. *	104,600	3,465,398
Radiologix, Inc. *	58,500	108,225
VistaCare, Inc. *	7,700	119,350
		18,506,454

Holding Companies - Diversified - 0.10%
Resource America, Inc.	50,778	1,011,498

Home Builders - 0.45%
Amrep Corp. *	17,100	675,450
Cavalier Homes, Inc. *	87,100	609,700
Cavco Industries, Inc. *	49,565	2,408,363
Hovnanian Enterprises, Inc. *	822	36,111
Meritage Homes Corp. *	1,800	98,928
Nobility Homes, Inc.	28,500	705,660
Technical Olympic USA, Inc.	1,406	28,612
		4,562,824

Home Furnishings - 0.73%
Bassett Furniture Industries, Inc.	76,304	1,522,265
Cobra Electronics Corp. *	174,800	1,851,132
Digital Theater Systems *	73,100	1,437,146
Koss Corp.	4,138	113,597
Stanley Furniture Co., Inc.	88,600	2,591,550
		7,515,690
Household Products/Wares - 0.31%
CNS, Inc.	134,250	2,891,745
Nashua Corp. *	38,600	328,100
		3,219,845

Housewares - 0.19%
Enesco Group, Inc. *	17,700	35,931
Lifetime Brands, Inc.	68,203	1,922,643
		1,958,574

Insurance - 1.95%
21st Century Holding Co.	49,811	844,296
Affirmative Insurance Holdings, Inc.	86,712	1,145,465
American Independence Corp. *	45,135	541,620
Capital Title Group, Inc.	271,061	2,089,880
Ceres Group, Inc. *	177,530	979,966
Donegal Group, Inc.	139,069	3,628,310
Fidelity National Financial, Inc.	45,941	1,632,284
Fidelity National Title Group, Inc.	8,039	183,048
Investors Title Co.	56,432	2,422,626
Meadowbrook Insurance Group, Inc. *	370,400	2,592,800
Merchants Group, Inc.	3,400	102,510
Penn Treaty American Corp. *	162,300	1,498,029
Procentury Corp.	79,600	1,085,744
SCPIE Holdings, Inc. *	26,000	637,000
United America Indemnity Ltd. *	28,704	657,323
		20,040,901

Internet - 4.13%
Access Integrated Technologies, Inc. *	116,000	1,490,600
ActivIdentity Corp. *	34,280	143,633
Art Technology Group, Inc. *	1,112,200	3,570,162
Blue Coat Systems, Inc. *	16,634	361,623
Centillium Communications, Inc. *	394,450	1,510,744
Chodiant Software *	16,500	57,585
Corillian Corp. *	288,824	1,123,525
Digitas, Inc. *	134,521	1,937,102
EDGAR Online, Inc. *	26,149	133,883
ePlus, Inc. *	100,800	1,434,384
Expedia, Inc. *	144,098	2,920,866
Harris Interactive, Inc. *	70,300	395,086
IAC/InterActive Corp. *	144,098	4,246,568
I-many, Inc. *	523,200	837,120
Imergent, Inc. * +	122,100	1,347,984
Jupitermedia Corp. *	164,000	2,948,720
The Knot, Inc. *	186,800	3,381,080
Looksmart *	57,000	306,660
MIVA, Inc. *	330,805	1,349,685
Napster, Inc. *	230,500	779,090
Online Resources Corp. *	198,840	2,584,920
PC-Tel, Inc. *	85,599	814,903
Perficient, Inc. *	151,800	1,762,398
Quotesmith.com, Inc. *	30,400	88,160
Raindance Communications, Inc. *	390,800	1,055,160
Secure Computing Corp. *	51,600	595,464
Selectica, Inc. *	18,714	55,019
Spherix, Inc. *	234,335	644,421
SupportSoft, Inc. *	55,900	247,637
TheStreet.com, Inc.	258,700	1,955,772
United Online, Inc.	14,029	180,413
Valueclick, Inc. *	38,914	658,425
WatchGuard Technologies *	289,200	1,474,920
		42,393,712

Iron/Steel - 1.69%
Friedman Industries	98,300	914,190
Great Northern Iron Ore Properties	12,000	1,630,920
Olympic Steel, Inc.	86,700	2,616,606
Oregon Steel Mills, Inc. *	170,000	8,698,900
Roanoke Electric Steel Corp.	90,000	2,907,000
Wheeling-Pittsburgh *	30,000	550,800
		17,318,416

Leisure Time - 0.55%
Aldila, Inc.	105,379	3,498,583
Ambassadors International, Inc.	77,600	1,409,216
Navigant International *	16,300	200,164
Pegasus Solutions, Inc. *	54,245	510,445
		5,618,408

Lodging - 0.75%
Gaylord Entertainment Co. *	44,852	2,035,384
Interstate Hotels & Resorts *	148,592	794,967
Jameson Inns, Inc. *	59,975	146,939
Monarch Casino & Resort, Inc. *	164,800	4,678,672
		7,655,962

Machinery - Diversified - 1.57%
Columbus McKinnon Corp. *	35,700	961,401
Gehl Co. *	165,150	5,469,768
Hurco Cos, Inc. *	219,934	5,986,603
Twin Disc, Inc.	68,200	3,719,628
		16,137,400

Media - 0.72%
4Kids Entertainment, Inc. *	34,100	586,179
ADDvantage Technologies Group, Inc. *	168,900	996,510
Lodgenet Entertainment Corp. *	80,400	1,252,632
Moscow CableCom Corp. *	62,001	473,068
Outdoor Channel Holdings *	89,240	909,355
Point.360 *	61,200	157,896
Sirius Satellite Radio, Inc. *	582,300	2,958,084
		7,333,724

Metal Fabricate/Hardware - 0.85%
Empire Resources	117,700	3,248,520
Hawk Corp. *	17,400	242,208
L.B. Foster Co. *	5,300	102,979
Ladish Co., Inc. *	64,700	1,874,359
Lawson Products	10,969	449,071
NN, Inc.	93,200	1,203,212
Northwest Pipe Co. *	20,514	622,600
Sun Hydraulics Corp.	47,100	1,006,998
		8,749,947

Mining - 0.19%
Charles & Colvard Ltd.	16,156	174,970
Kinross Gold Corp. *	22,353	244,318
United States Lime & Minerals, Inc. *	53,700	1,479,435
		1,898,723

Miscellaneous Manufacturing - 1.54%
Ceradyne, Inc. *	122,625	6,118,987
EnPro Industries, Inc. *	13,600	466,480
Flanders Corp. *	270,542	3,159,931
Park-Ohio Holdings Corp. *	235,715	4,704,871
Raven Industries, Inc.	35,600	1,392,316
		15,842,585

Office Furnishings - 0.03%
Compx International, Inc.	19,400	313,310

Oil & Gas - 2.37%
ATP Oil & Gas Corp. *	188,700	8,285,817
Brigham Exploration Co. *	176,600	1,547,016
Castle Energy Corp.	7,650	185,589
Edge Petroleum Corp. *	109,618	2,738,258
Giant Industries, Inc. *	133,800	9,304,452
Meridian Resource Corp. *	404,000	1,636,200
Royale Energy, Inc. *	93,856	571,583
		24,268,915

Oil & Gas Services - 0.63%
Lufkin Industries, Inc.	95,742	5,307,936
Mitcham Industries, Inc. *	70,900	1,179,776
		6,487,712

Packaging & Containers - 0.19%
AEP Industries, Inc. *	60,154	1,982,074

Pharmaceuticals - 5.77%
Anika Therapeutics, Inc. *	159,500	1,949,090
Auxilium Pharmaceuticals *	23,868	189,273
AVI BioPharma, Inc. *	432,800	3,284,952
BioScript, Inc. *	114,561	825,985
Collagenex Pharmaceuticals *	140,200	2,074,960
Dov Pharmaceuticals, Inc. *	158,400	2,531,232
Dyax Corp. *	246,498	1,429,688
Eli Lilly & Co.	34,669	1,917,196
Emisphere Technologies, Inc. *	144,800	1,190,256
First Horizon Pharmaceutical Corp. *	279,200	7,038,632
Genta, Inc. *	1,074,000	2,319,840
HealthExtras, Inc. *	21,900	773,070
Hemispherx Biopharma, Inc. *	378,300	1,361,880
Hi-Tech Pharmacal Co., Inc. *	168,714	4,757,735
Hollis-Eden Pharmaceuticals *	89,660	552,306
Indevus Pharmaceuticals, Inc. *	460,400	2,854,480
Inspire Pharmaceuticals *	150,511	787,173
Integrated Biopharma, Inc. *	54,100	431,718
Intrabiotics Pharmaceuticals, Inc. *	61,300	211,485
Introgen Therapeutics, Inc. * +	167,875	891,416
Mannatech, Inc.	90,680	1,576,018
Matrixx Initiatives, Inc. *	90,450	2,107,485
Memory Pharmaceuticals Corp. *	453,719	1,255,667
National Medical Health Card Systems, Inc. *	103,408	2,895,424
Natural Health Trends Corp. *	87,600	591,300
Neogen Corp. *	69,281	1,697,384
Nuvelo, Inc. *	136,104	2,425,373
Pain Therapeutics, Inc. *	114,000	1,239,180

Penwest Pharmaceuticals Co. *	28,000	607,320
Pharmacyclics, Inc. *	142,300	654,580
Reliv International, Inc.	128,394	1,590,802
SciClone Pharma, Inc. *	408,442	1,458,138
Spectrum Pharmaceuticals *	327,900	1,537,851
Viropharma, Inc. *	125,800	1,597,660
Vivus, Inc. *	163,600	544,788
		59,151,337

Real Estate - 0.75%
California Coastal Communities, Inc. *	109,900	4,077,290
Consolidated-Tomoka Land Co.	43,800	2,721,294
United Capital Corp. *	26,100	649,368
Wilshire Enterprises, Inc. *	27,300	230,685
		7,678,637

Retail - 4.08%
America’s Car-Mart, Inc. *	17,979	386,548
Benihana, Inc. *	49,500	1,530,540
Books-A-Million, Inc.	191,906	2,208,838
Buffalo Wild Wings, Inc. *	28,600	1,189,188
Celebrate Express, Inc. *	55,600	700,560
Collegiate Pacific, Inc.	154,200	1,673,070
Ezcorp, Inc. *	98,200	2,898,864
Famous Dave’s Of America, Inc. *	158,800	2,073,928
Finlay Enterprises, Inc. *	68,000	697,680
First Cash Financial Services, Inc. *	232,500	4,647,675
Friendly Ice Cream Corp. *	97,900	744,040
Frisch’s Restaurants, Inc.	47,800	989,460
GTSI Corp. *	17,086	110,034
Hastings Entertainment, Inc. *	33,500	202,675
JOS A Bank Clothiers, Inc. *	50,156	2,404,980
Kirkland’s, Inc. *	76,366	539,335
Luby’s, Inc. *	252,700	3,156,223
Main Street Restaurant Group, Inc. *	10,100	51,409
Mothers Work, Inc. *	51,977	1,248,488
The Pantry, Inc. *	3,300	205,887
Rex Stores Corp. *	105,700	1,592,899
Rush Enterprises, Inc. - Class A *	43,600	766,488
Rush Enterprises, Inc. *	43,600	726,812
Shoe Carnival, Inc. *	55,706	1,391,536
The Sportsman’s Guide, Inc. *	165,900	4,394,691
Tweeter Home Entertainment Group, Inc. *	280,000	2,195,200
United Retail Group, Inc. *	140,700	2,635,311
Zones, Inc. *	60,000	440,220
		41,802,579

Savings & Loans - 2.91%
American Bancorp of New Jersey	183,800	2,007,096
Berkshire Hills Bancorp, Inc.	32,126	1,122,482
BFC Financial Corp. *	149,400	978,570
Brookline Bancorp, Inc.	72,316	1,120,175
Carver Bancorp, Inc.	53,600	906,912
Centrue Financial Corp. *	26,000	666,640
Citizens First Bancorp	46,900	1,325,394
Cooperative Bankshares, Inc.	10,100	235,229
Fidelity Bancorp, Inc.	47,512	890,850
First Pactrust Bancorp, Inc.	53,800	1,616,690
First Place Financial Corp.	14,388	356,822
FirstBank NW Corp.	42,984	790,476
Flushing Financial	27,522	480,534
Harrington West Financial Group, Inc.	86,320	1,399,247
HMN Financial, Inc.	55,300	1,923,887
Home Federal Bancorp	2,400	64,752
Horizon Financial Corp.	37,100	948,276
ITLA Capital Corp.	1,120	54,006
LSB Corp.	76,350	1,370,482
MASSBANK Corp.	20,536	675,429
Matrix Bancorp, Inc. *	3,100	68,200
NewAlliance Bancshares, Inc.	67,028	967,214
NewMil Bancorp, Inc.	32,900	975,485
OceanFirst Financial	33,005	808,623
Pacific Premier Bancorp, Inc. *	28,400	333,132
PennFed Financial Service, Inc.	1,893	36,289
Provident Financial Holdings, Inc.	28,350	924,210
Pulaski Financial Corp.	113,193	1,867,685

PVF Capital Corp.	83,292	832,920
Rainier Pacific Financial Group, Inc.	48,800	789,584
Riverview Bancorp, Inc.	25,800	690,408
Synergy Financial Group, Inc.	21,400	310,728
Teche Holding Co.	11,400	475,950
Timberland Bancorp, Inc.	19,800	558,360
Washington Savings Bank FSB *	95,850	800,348
Willow Grove Bancorp, Inc.	24,677	437,030
		29,810,115

Semiconductors - 2.77%
Advanced Power Technology, Inc. *	206,500	3,029,355
ALL American Semiconductor *	13,200	68,508
Anadigics, Inc. *	402,158	3,177,048
BTU International, Inc. *	121,500	1,996,245
California Micro Devices CP *	263,000	2,080,330
Ceva, Inc. *	142,296	943,422
Diodes, Inc. *	63,225	2,623,838
ESS Technology *	459,400	1,525,208
IXYS Corp. *	45,110	415,914
Kopin Corp. *	170,602	854,716
Logicvision, Inc. *	52,194	73,072
Mindspeed Technologies, Inc. *	432,900	1,722,942
Monolithic System Technology, Inc. *	184,709	1,636,522
Pericom Semiconductor Corp. *	176,000	1,735,360
QuickLogic Corp. *	352,900	2,025,646
Rudolph Technologies, Inc. *	61,200	1,043,460
Spire Corp. *	13,200	110,881
Therma-Wave, Inc. *	392,200	635,364
Virage Logic Corp. *	159,800	1,724,242
White Electronic Designs Corp. *	171,400	1,004,404
		28,426,477

Software - 3.59%
Actuate Corp. *	606,330	2,576,903
Allscripts Healthcare Solutions, Inc. *	94,453	1,729,434
American Software, Inc.	31,038	225,646
Authentidate Holding Corp. *	334,299	1,303,766
CAM Commerce Solutions, Inc.	93,900	2,197,260
Computer Programs & Systems, Inc.	16,547	827,350
Concur Technologies, Inc. *	112,900	2,092,037
Digi International, Inc. *	112,936	1,317,963
Digital Angel Corp. *	251,050	1,079,515
Document Sciences Corp. *	8,788	65,734
Embarcadero Technologies, Inc. *	199,200	1,394,400
Interactive Intelligence, Inc. *	115,635	1,144,787
INVESTools, Inc. *	22,700	186,140
Manugistics Group, Inc. *	821,300	1,774,008
MetaSolv, Inc. *	255,093	780,585
Mind CTI Ltd.	318,495	990,519
Moldflow Corp. *	163,600	2,568,520
MSC.Software Corp. *	42,200	841,890
Neoware, Inc. *	110,000	3,258,200
Nuance Communications, Inc. *	130,592	1,542,292
Opnet Technologies, Inc. *	94,400	1,011,968
Peerless Systems Corp. *	36,400	271,908
Pervasive Software, Inc. *	174,800	720,176
QAD, Inc.	49,150	367,642
Quality Systems, Inc. *	92,000	3,045,200
Witness Systems, Inc. *	138,850	3,526,790
		36,840,633

Technology - 0.14%
Aladdin Knowledge Systems *	51,974	1,166,816
Essex Corp. *	11,800	259,836
Forgent Networks, Inc. *	15,119	25,854
International Displayworks, Inc. *	4,400	28,820
		1,481,326

Telecommunications - 4.72%
Airspan Networks, Inc. *	215,247	1,452,917
Anaren, Inc. *	77,000	1,499,190
Avici Systems, Inc. *	80,901	360,009
Aware, Inc. *	373,800	2,164,302
CalAmp Corp. *	293,700	3,448,038
Carrier Access Corp. *	280,144	1,686,467
Comarco, Inc. *	12,100	138,303
Communications Systems, Inc.	7,000	73,850
Comtech Telecommunications Corp. *	7,050	205,648
Ditech Communications Corp. *	191,670	2,002,952
EFJ, Inc. *	166,967	1,801,574
Glenayre Technologies, Inc. *	541,400	2,842,350
Globecomm Systems, Inc. *	68,500	506,900
GlobeTel Communications Corp. *	568,400	1,415,316
HickoryTech Corp.	5,895	49,695
ID Systems, Inc. *	81,600	2,040,000
Knology, Inc. *	55,980	382,343
KVH Industries, Inc. *	155,600	1,722,492
NMS Communications Corp. *	445,300	1,678,781
North Pittsburgh Systems, Inc.	14,879	347,276
Optical Cable Corp. *	89,225	462,989
Performance Technologies, Inc. *	148,850	1,116,375
Radyne Corp. *	139,700	2,231,009
Relm Wireless Corp. *	212,400	2,068,776
Rural Cellular Corp. *	52,600	773,746
SBA Communications Corp. *	11,100	259,851
Sirenza Microdevices, Inc. *	379,200	3,583,440
Spectralink Corp.	138,851	1,742,580
Stratos International, Inc. *	212,779	1,721,382
Tollgrade Communications, Inc. *	142,452	2,119,686
Ubiquitel, Inc. *	618,000	6,241,800
Vyyo, Inc. *	12,031	87,345
Warwick Valley Telephone Co.	5,400	116,640
XETA Technologies, Inc. *	17,700	36,285
		48,380,307

Textiles - 0.00%^
Culp, Inc. *	5,200	25,220

Toys/Games/Hobbies - 0.16%
Lenox Group, Inc. *	123,400	1,616,540

Transportation - 1.41%
Celadon Group, Inc. *	170,850	3,739,906
HUB Group, Inc. *	144,600	6,590,868
Marten Transport Ltd. *	168,099	3,040,911
Patriot Transportation Holding, Inc. *	16,400	1,115,528
		14,487,213

Trucking & Leasing - 0.30%
Greenbrier Cos, Inc.	77,800	3,115,890

Water - 0.26%
Artesian Resources Corp.	14,450	482,630
Middlesex Water Co.	35,419	670,836
Pennichuck Corp.	10,621	267,649
York Water Co.	45,700	1,198,711
		2,619,826

TOTAL COMMON STOCKS
(Cost $508,145,427)		919,110,073

EXCHANGE TRADED FUNDS - 2.39%
iShares Russell 2000 Index Fund	161,500	12,274,000
iShares Russell 2000 Value Index Fund	163,700	12,234,938
TOTAL EXCHANGE TRADED FUNDS
(Cost $22,051,461)		24,508,938

MONEY MARKET MUTUAL FUNDS - 8.89%
First American Treasury Obligations	91,149,576	91,149,576

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $91,149,576)		91,149,576

TOTAL INVESTMENTS - 100.91%
(Cost $621,346,464)		$1,034,768,587
Liabilities in Excess of Other Assets - (0.91)%		(9,330,962)
NET ASSETS - 100.00%		$1,025,437,625

*                                            Non Income Producing Security

^                                             Less than 0.005% of Net Assets

+                                            This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $1,574,423 at March 31, 2006.

See Notes to Quarterly Schedule of Investments

OUTSTANDING FUTURES CONTRACTS

Description	EXPIRATION	CONTRACTS	UNREALIZED APPRECIATION
Russell 2000 E-Mini	June 2006	84	$382,368

BRIDGEWAY FUNDS, INC.

BRIDGEWAY MICRO CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

March 31, 2006   (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 98.71%

	Aerospace/Defense - 1.58%
	Sequa Corp. *	14,400	1,408,320

	Apparel - 2.85%
	True Religion Apparel, Inc. *	137,700	2,543,319

	Auto Manufacturers - 3.15%
	ASV, Inc. *	87,226	2,810,422

	Banks - 1.34%
	City Holding Co.	19,300	710,047
	First Regional Bancorp *	5,500	490,215
			1,200,262

	Biotechnology - 4.60%
	Digene Corp. *	105,000	4,105,500

	Commercial Services - 3.69%
	Escala Group, Inc. *	49,000	1,283,310
	Kendle International, Inc. *	31,400	1,061,320
	Labor Ready, Inc. *	39,800	953,210
			3,297,840

	Computers - 5.37%
	Komag, Inc. *	37,000	1,761,200
	SYKES Enterprises, Inc. *	62,600	887,668
	Xyratex Ltd. *	68,200	2,148,300
			4,797,168

	Electrical Components & Equipment - 5.39%
	Encore Wire Corp. *	51,200	1,734,656
	The Lamson & Sessions Co. *	110,800	3,083,564
			4,818,220

	Electronics - 10.53%
	American Science & Engineering, Inc. *	44,300	4,137,620
	Molecular Devices Corp. *	82,500	2,735,700
	Multi-Fineline Electronix, Inc. *	20,300	1,187,347
	Rogers Corp. *	24,700	1,345,656
			9,406,323

	Energy - 1.15%
	Hercules Offshore, Inc. *	30,200	1,027,102

	Environmental Control - 1.27%
	Clean Harbors, Inc. *	38,200	1,133,394

	Gas - 1.02%
	The Laclede Group, Inc.	26,600	915,572

1

Hand/Machine Tools - 1.08%
Baldor Electric Co.	28,600	968,682

Healthcare - Products - 10.42%
Cutera, Inc. *	71,000	1,925,520
ICU Medical, Inc. *	39,278	1,421,471
IRIS International, Inc. *	41,300	645,519
Neurometrix, Inc. *	20,600	802,164
Schick Technologies, Inc. *	41,900	2,090,810
SurModics, Inc. *	40,200	1,421,472
Vital Images, Inc. *	29,400	1,001,952
		9,308,908

Healthcare - Services - 0.82%
American Retirement Corp. *	14,000	358,680
Res-Care, Inc. *	20,300	373,114
		731,794

Insurance - 3.73%
CNA Surety Corp. *	53,000	886,690
Navigators Group, Inc. *	37,700	1,869,920
United Fire & Casualty Co.	17,389	572,098
		3,328,708

Internet - 5.77%
j2 Global Communications, Inc. *	14,879	699,313
Nutri System, Inc. *	62,000	2,946,240
Trizetto Group *	86,000	1,512,740
		5,158,293

Leisure Time - 0.85%
Ambassadors Group, Inc.	30,000	762,000

Machinery - Diversified - 3.79%
Columbus McKinnon Corp. *	72,300	1,947,039
Intevac, Inc. *	50,000	1,439,000
		3,386,039

Metal Fabricate/Hardware - 4.23%
NS Group, Inc. *	82,200	3,783,666

Miscellaneous Manufacturing - 3.25%
Freightcar America, Inc.	45,600	2,900,160

Oil & Gas Services - 1.33%
Lufkin Industries, Inc.	3,200	177,408
NATCO Group, Inc. *	28,500	772,350
Trico Marine Services, Inc. *	7,500	242,250
		1,192,008

Pharmaceuticals - 1.67%
Aspreva Pharmaceuticals *	60,000	1,493,400

Retail - 3.75%
Conn’s, Inc. *	22,900	782,264
Ezcorp, Inc. *	42,694	1,260,327
The Pantry, Inc. *	20,916	1,304,949
		3,347,540

Semiconductors - 2.91%
Portalplayer, Inc. *	57,200	1,271,556
Zoran Corp. *	60,600	1,325,928
		2,597,484

2

Software - 5.06%
Open Text Corp. *	74,400	1,222,392
Packeteer, Inc. *	58,000	672,800
Schawk, Inc.	52,000	1,352,520
Witness Systems, Inc. *	50,000	1,270,000
		4,517,712

Technology - 1.03%
Bookham, Inc. *	96,400	919,656

Telecommunications - 3.41%
Newport Corp. *	46,900	884,534
Powerwave Technologies, Inc. *	100,400	1,354,396
Viasat, Inc. *	28,200	807,930
		3,046,860

Transportation - 2.62%
HUB Group, Inc. *	51,400	2,342,812

Trucking & Leasing - 1.05%
Greenbrier Cos, Inc.	23,500	941,175

TOTAL COMMON STOCKS
(Cost $66,846,960)		88,190,339

MONEY MARKET MUTUAL FUNDS - 4.68%
First American Treasury Obligations	4,179,812	4,179,812

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $4,179,812)		4,179,812

TOTAL INVESTMENTS - 103.39%
(Cost $71,026,772)		$92,370,151
Liabilities in Excess of Other Assets - (3.39)%		(3,025,443)
NET ASSETS - 100.00%		$89,344,708

*                                                    Non Income Producing Security

See Notes to Quarterly Schedule of Investments

3

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2006   (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 97.61%

	Advertising - 0.86%
	Marchex, Inc. *	81,800	1,758,700
	Ventiv Health, Inc. *	12,975	431,029
			2,189,729

	Aerospace/Defense - 1.86%
	Armor Holdings, Inc. *	24,800	1,445,592
	DRS Technologies, Inc.	6,661	365,489
	Teledyne Technologies, Inc. *	8,000	284,800
	United Industrial Corp.	42,700	2,601,711
			4,697,592

	Apparel - 1.43%
	Guess?, Inc. *	56,000	2,190,160
	IC Isaacs & Co., Inc. *	73,000	363,540
	Volcom, Inc. *	30,000	1,065,900
			3,619,600

	Banks - 1.39%
	Corus Bankshares, Inc.	34,600	2,056,624
	First Regional Bancorp *	2,151	191,719
	Old Second Bancorp, Inc.	7,800	256,074
	PrivateBancorp, Inc.	24,200	1,004,058
			3,508,475

	Beverages - 2.19%
	Hansen Natural Corp. * +	44,000	5,546,200

	Biotechnology - 0.94%
	SuperGen, Inc. *	420,500	2,388,440

	Building Materials - 0.13%
	Eagle Materials, Inc.	5,000	318,800

	Chemicals - 0.13%
	Lubrizol Corp.	8,000	342,800

	Coal - 1.68%
	Consol Energy, Inc.	25,300	1,876,248
	Foundation Coal Holdings, Inc.	47,900	1,970,606
	Peabody Energy Corp.	8,000	403,280
			4,250,134

	Commercial Services - 5.13%
	Barrett Business Services *	79,200	2,138,400
	Bright Horizons Family Solutions, Inc. *	8,800	340,824
	Education Management Corp. *	12,300	511,680
	Home Solutions of America, Inc. *	308,300	2,084,108
	Kendle International, Inc. *	95,800	3,238,040
	Korn/Ferry International *	37,700	768,703
	Labor Ready, Inc. *	53,100	1,271,745
	MPS Group, Inc. *	109,500	1,675,350
	Sotheby’s Holdings *	33,000	958,320
			12,987,170

1

Computers - 4.41%
Ansoft Corp. *	64,900	2,705,681
Cognizant Technology Solutions Corp. *	36,440	2,167,816
Electronics for Imaging *	43,500	1,216,695
PAR Technology Corp. *	101,350	1,797,949
Silicon Storage Technology, Inc. *	384,200	1,682,796
Synplicity, Inc. *	246,600	1,593,036
		11,163,973

Diversified Finanancial Services - 2.21%
Greenhill & Co.	25,000	1,652,750
Investment Technology Group, Inc. *	34,400	1,713,120
Ocwen Financial Corp. *	216,700	2,214,674
		5,580,544

Electrical Components & Equipment - 2.49%
Encore Wire Corp. *	73,000	2,473,240
Graham Corp.	96,300	1,877,850
The Lamson & Sessions Co. *	70,200	1,953,666
		6,304,756

Electronics - 7.82%
American Science & Engineering, Inc. *	53,400	4,987,560
Brady Corp.	53,000	1,985,380
Checkpoint Systems, Inc. *	26,000	698,880
Cymer, Inc. *	40,000	1,817,600
Itron, Inc. *	30,200	1,807,470
Molecular Devices Corp. *	53,600	1,777,376
Park Electrochemical Corp.	81,200	2,395,400
Plexus Corp. *	60,000	2,254,200
Thomas & Betts Corp. *	40,000	2,055,200
		19,779,066

Energy - 0.62%
Parallel Petroleum Corp. *	85,000	1,568,250

Engineering & Construction - 1.09%
ENGlobal Corp. *	146,800	2,144,748
Granite Construction	12,800	623,104
		2,767,852

Environmental Control - 0.32%
Clean Harbors, Inc. *	27,000	801,090

Hand/Machine Tools - 1.05%
Baldor Electric Co.	78,400	2,655,408

Healthcare - Products - 6.19%
Cutera, Inc. *	90,600	2,457,072
Hologic, Inc. *	30,000	1,660,500
Intuitive Surgical, Inc. *	9,500	1,121,000
IRIS International, Inc. *	77,300	1,208,199
LCA-Vision, Inc.	49,350	2,472,928
Neurometrix, Inc. *	54,000	2,102,760
SurModics, Inc. *	18,000	636,480
Techne Corp. *	20,100	1,208,814
Vital Images, Inc. *	81,800	2,787,744
		15,655,497

2

Healthcare - Services - 1.62%
American Retirement Corp. *	51,400	1,316,868
DaVita, Inc. *	25,785	1,552,515
Psychiatric Solutions, Inc. *	18,000	596,340
UnitedHealth Group, Inc.	11,250	628,425
		4,094,148

Holding Companies - Diversified - 0.35%
Walter Industries, Inc.	13,300	886,046

Housewares - 0.49%
Lifetime Brands, Inc.	44,303	1,248,902

Internet - 4.71%
Click Commerce, Inc. *	84,100	2,013,354
CNET Networks, Inc. *	100,400	1,426,684
Cybersource Corp. *	171,300	1,911,708
Earthlink, Inc. *	65,400	624,570
Homestore, Inc. *	145,000	951,200
Internet Security Systems *	85,000	2,038,300
NetFlix, Inc. *	23,000	666,770
Nutri System, Inc. *	41,700	1,981,584
United Online, Inc.	22,800	293,208
		11,907,378

Iron/Steel - 0.41%
Carpenter Technology Corp.	10,900	1,030,268

Machinery - Construction & Mining - 2.26%
Astec Industries, Inc. *	41,200	1,479,080
JLG Industries, Inc.	50,600	1,557,974
Joy Global, Inc.	45,000	2,689,650
		5,726,704

Machinery - Diversified - 2.18%
DXP Enterprises, Inc. *	29,000	1,008,040
Intevac, Inc. *	87,000	2,503,860
Middleby Corp. *	17,600	1,473,472
Nordson Corp.	10,473	522,184
		5,507,556

Metal Fabricate/Hardware - 1.88%
Dynamic Materials Corp.	58,100	2,070,684
Ladish Co., Inc *	92,599	2,682,593
		4,753,277

Mining - 0.97%
AMCOL International Corp.	22,400	645,120
Titanium Metals Corp. *	37,200	1,806,060
		2,451,180

Miscellaneous Manufacturing - 1.87%
Ceradyne, Inc. *	25,000	1,247,500
Freightcar America, Inc.	14,700	934,920
Trinity Industries, Inc.	46,700	2,540,013
		4,722,433

3

Office Furnishings - 0.38%
HNI Corp.	16,300	961,700

Oil & Gas - 5.55%
Berry Petroleum Co.	23,900	1,635,955
FieldPoint Petroleum Corp. *	243,200	1,383,808
Frontier Oil Corp.	30,500	1,810,175
Goodrich Petroleum Corp. *	52,000	1,404,000
Grey Wolf, Inc. *	74,000	550,560
Helmerich & Payne, Inc.	47,800	3,337,396
Holly Corp.	34,000	2,520,080
McMoran Exploration Co. *	34,700	619,048
Occidental Petroleum Corp.	8,400	778,260
		14,039,282

Oil & Gas Services - 7.12%
Bolt Technology Corp. *	20,800	265,200
Dril-Quip, Inc. *	57,900	4,102,215
Helix Energy Solutions *	47,000	1,781,300
Lufkin Industries, Inc.	22,600	1,252,944
Mitcham Industries, Inc. *	98,700	1,642,368
NATCO Group, Inc. *	55,400	1,501,340
RPC, Inc.	68,700	1,569,795
Superior Energy Services, Inc. *	68,600	1,837,794
Tetra Technologies, Inc. *	45,000	2,116,800
Tidewater, Inc.	35,000	1,933,050
		18,002,806

Pharmaceuticals - 2.81%
Adams Respiratory Therapeutics, Inc. *	35,000	1,391,950
Anika Therapeutics, Inc. *	113,000	1,380,860
Matrixx Initiatives, Inc. *	87,500	2,038,750
United Therapeutics Corp. *	12,300	815,244
Valeant Pharmaceuticals International	29,500	467,575
Viropharma, Inc. *	79,700	1,012,190
		7,106,569

Real Estate - 0.77%
Consolidated-Tomoka Land Co.	31,300	1,944,669

Retail - 5.20%
Chico’s FAS, Inc. *	35,400	1,438,656
Citi Trends, Inc. *	44,400	1,765,344
Coldwater Creek, Inc. *	73,650	2,047,470
Conn’s, Inc. *	35,600	1,216,096
MarineMax, Inc. *	8,250	276,540
MSC Industrial Direct Co.	30,200	1,631,404
O’Reilly Automotive, Inc. *	33,800	1,235,728
The Sportsman’s Guide, Inc. *	60,150	1,593,373
United Retail Group, Inc. *	24,000	449,520
Urban Outfitters, Inc. *	61,600	1,511,664
		13,165,795

Semiconductors - 5.51%
BTU International, Inc. *	224,800	3,693,464
Cohu, Inc.	75,300	1,597,866
Kopin Corp. *	375,200	1,879,752
Nvidia Corp. *	26,200	1,500,212
Sirf Technology Holdings, Inc. *	66,200	2,344,142
Supertex, Inc. *	29,500	1,109,790
Zoran Corp. *	83,500	1,826,980
		13,952,206

4

Software - 4.12%
Actuate Corp. *	386,747	1,643,675
Advent Software, Inc. *	60,000	1,705,200
BMC Software, Inc. *	92,500	2,003,550
Filenet Corp. *	7,504	202,758
Informatica Corp. *	70,400	1,094,720
Opnet Technologies, Inc. *	145,000	1,554,400
Quality Systems, Inc. *	31,800	1,052,580
Transaction Systems Architects, Inc. *	17,800	555,538
Wind River Systems, Inc. *	49,000	610,050
		10,422,471

Technology - 0.40%
Bookham, Inc. *	105,000	1,001,700

Telecommunications - 5.60%
CommScope, Inc. *	103,500	2,954,925
Hypercom Corp. *	259,800	2,416,140
Lightbridge, Inc. *	180,400	2,002,440
NMS Communications Corp. *	585,000	2,205,450
Powerwave Technologies, Inc. *	117,500	1,585,075
Sonus Networks, Inc. *	91,600	501,968
Viasat, Inc. *	80,000	2,292,000
WPCS International, Inc. *	28,878	223,804
		14,181,802

Transportation - 1.47%
Florida East Coast Industries	24,000	1,293,600
Forward Air Corp.	30,000	1,118,700
JB Hunt Transport Services, Inc.	60,500	1,303,170
		3,715,470

TOTAL COMMON STOCKS
(Cost $203,995,143)		246,947,738

MONEY MARKET MUTUAL FUNDS - 3.03%
First American Treasury Obligations	7,675,934	7,675,934

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $7,675,934)		7,675,934

TOTAL INVESTMENTS - 100.64%
(Cost $211,671,077)		$254,623,672
Liabilities in Excess of Other Assets - (0.64)%		(1,629,546)
NET ASSETS - 100.00%		$252,994,126

*	Non Income Producing Security

+	This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $3,554,610 at March 31, 2006.

See Notes to Quarterly Schedule of Investments

5

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 99.41%

	Advertising - 0.30%
	Ventiv Health, Inc. *	30,300	1,006,566

	Aerospace/Defense - 4.75%
	AAR Corp. *	186,600	5,314,368
	Armor Holdings, Inc. *	96,100	5,601,669
	LMI Aerospace, Inc. *	226,123	4,101,871
	United Industrial Corp.	11,000	670,230
			15,688,138

	Airlines - 0.46%
	Alaska Air Group, Inc. *	42,400	1,503,080

	Apparel - 1.74%
	Bakers Footwear Group, Inc. *	106,068	2,291,069
	Oxford Industries, Inc.	67,800	3,466,614
			5,757,683

	Banks - 1.69%
	Center Financial Corp.	53,100	1,286,613
	City Holding Co.	48,000	1,765,920
	Intervest Bancshares Corp. *	70,102	2,533,486
			5,586,019

	Beverages - 0.13%
	Constellation Brands, Inc. *	17,000	425,850

	Biotechnology - 0.25%
	SuperGen, Inc. *	147,400	837,232

	Building Materials - 1.44%
	Eagle Materials, Inc.	21,900	1,396,344
	Universal Forest Products, Inc.	53,000	3,364,970
			4,761,314

	Chemicals - 1.24%
	Lubrizol Corp.	15,700	672,745
	Schulman A, Inc.	137,600	3,405,600
			4,078,345

	Coal - 0.16%
	Peabody Energy Corp.	10,360	522,248

	Commercial Services - 6.68%
	Administaff, Inc.	70,200	3,816,072
	Consolidated Graphics, Inc. *	14,500	755,740
	Escala Group, Inc. *	66,071	1,730,400
	Kendle International, Inc. *	58,700	1,984,060
	Korn/Ferry International *	78,900	1,608,771
	Labor Ready, Inc. *	36,200	866,990
	On Assignment, Inc. *	76,300	837,774
	Quanta Services, Inc. *	538,200	8,621,964
	Rural/Metro Corp. *	229,663	1,809,744
			22,031,515

1

Computers - 2.34%
Intergraph Corp. *	87,700	3,653,582
Western Digital Corp. *	210,000	4,080,300
		7,733,882

Distribution/Wholesale - 2.89%
Brightpoint, Inc. *	134,550	4,179,123
Building Material Holding Corp.	73,000	2,601,720
WESCO International, Inc. *	40,800	2,774,808
		9,555,651

Diversified Finanancial Services - 2.88%
Knight Capital Group, Inc. *	279,900	3,899,007
The Nasdaq Stock Market, Inc. *	49,660	1,988,386
Piper Jaffray Cos. *	65,700	3,613,500
		9,500,893

Electric - 1.21%
OGE Energy Corp.	98,100	2,844,900
WPS Resources Corp.	23,500	1,156,670
		4,001,570

Electrical Components & Equipment - 1.46%
General Cable Corp. *	158,500	4,807,305

Electronics - 2.15%
American Science & Engineering, Inc. *	6,000	560,400
Analogic Corp.	400	26,480
Checkpoint Systems, Inc. *	66,500	1,787,520
Park Electrochemical Corp.	56,200	1,657,900
Technitrol, Inc.	128,200	3,074,236
		7,106,536

Engineering & Construction - 3.18%
EMCOR Group, Inc. *	80,500	3,997,630
McDermott International, Inc. *	98,200	5,346,990
Sterling Construction Co., Inc. *	53,200	1,153,908
		10,498,528

Entertainment - 0.21%
Pinnacle Entertainment *	25,000	704,250

Environmental Control - 2.10%
Aleris International, Inc. *	80,400	3,864,828
Clean Harbors, Inc. *	103,800	3,079,746
		6,944,574

Food - 1.55%
Seaboard Corp.	1,400	2,231,600
Spartan Stores, Inc.	215,300	2,745,075
Wild Oats Markets *	6,500	132,145
		5,108,820

Healthcare - Products - 0.99%
ICU Medical, Inc. *	89,994	3,256,883

Healthcare - Services - 2.77%
Air Methods Corp. *	119,900	3,541,846
American Retirement Corp. *	111,600	2,859,192
Humana, Inc. *	13,460	708,669
Res-Care, Inc. *	110,600	2,032,828
		9,142,535

2

Holding Companies - Diversified - 0.28%
Walter Industries, Inc.	14,000	932,680

Home Builders - 2.08%
Beazer Homes USA, Inc.	22,100	1,451,970
Hovnanian Enterprises, Inc. *	26,820	1,178,203
KB Home	11,080	719,978
MDC Holdings, Inc.	9,062	582,777
William Lyon Homes, Inc. *	30,500	2,918,240
		6,851,168

Household Products/Wares - 0.46%
Ennis, Inc.	77,600	1,513,200

Insurance - 3.97%
American Physicians Capital, Inc. *	16,200	777,600
Argonaut Group, Inc. *	29,500	1,048,725
Commerce Group, Inc.	33,700	1,780,708
Ohio Casualty Corp.	147,200	4,666,240
RLI Corp.	59,500	3,409,350
United Fire & Casualty Co.	43,500	1,431,150
		13,113,773

Internet - 1.25%
Homestore, Inc. *	364,000	2,387,840
NetFlix, Inc. *	60,500	1,753,895
		4,141,735

Iron/Steel - 3.26%
Carpenter Technology Corp.	39,300	3,714,636
Cleveland-Cliffs, Inc.	37,700	3,284,424
Reliance Steel & Aluminum Co.	40,100	3,766,192
		10,765,252

Machinery - Diversified - 3.69%
Columbus McKinnon Corp. *	199,900	5,383,307
Gardner Denver, Inc. *	48,900	3,188,280
Intermec, Inc. *	31,400	958,014
Stewart & Stevenson Services, Inc.	72,300	2,637,504
		12,167,105

Metal Fabricate/Hardware - 2.19%
AM Castle & Co.	110,400	3,256,800
Commercial Metals Co.	54,700	2,925,903
NS Group, Inc. *	22,500	1,035,675
		7,218,378

Mining - 0.50%
Titanium Metals Corp. *	34,000	1,650,700

Miscellaneous Manufacturing - 2.12%
AO Smith Corp.	44,600	2,354,880
Clarcor, Inc.	38,200	1,359,920
Myers Industries, Inc.	205,100	3,279,549
		6,994,349

Office Furnishings - 0.39%
Steelcase, Inc.	70,900	1,276,200

3

Oil & Gas - 4.62%
Giant Industries, Inc. *	39,200	2,725,968
Holly Corp.	16,400	1,215,568
Penn Virginia Corp.	44,000	3,124,000
Petroquest Energy, Inc. *	93,500	943,415
Swift Energy Co. *	45,900	1,719,414
Tesoro Corp.	35,700	2,439,738
Vaalco Energy, Inc. *	457,900	3,067,930
		15,236,033

Oil & Gas Services - 1.88%
Dril-Quip, Inc. *	54,200	3,840,070
Mitcham Industries, Inc. *	141,900	2,361,216
		6,201,286

Packaging & Containers - 0.24%
Silgan Holdings, Inc.	19,400	779,298

Pharmaceuticals - 1.71%
Alpharma, Inc.	116,100	3,113,802
Anika Therapeutics, Inc. *	101,200	1,236,664
Valeant Pharmaceuticals International	81,100	1,285,435
		5,635,901

Retail - 9.48%
Bob Evans Farms, Inc.	58,000	1,723,180
Casey's General Stores, Inc.	24,408	558,211
Darden Restaurants, Inc. *	39,000	1,600,170
Dillard's, Inc.	124,200	3,234,168
Dress Barn, Inc. *	112,000	5,370,400
Ezcorp, Inc. *	132,000	3,896,640
Luby's, Inc. *	150,700	1,882,243
MarineMax, Inc. *	23,100	774,312
Men's Wearhouse, Inc.	93,800	3,371,172
The Pantry, Inc. *	53,300	3,325,387
Rush Enterprises, Inc. *	130,000	2,285,400
United Retail Group, Inc. *	173,884	3,256,847
		31,278,130

Semiconductors - 4.95%
Amkor Technology, Inc. *	760,700	6,572,448
Omnivision Technologies, Inc. *	192,100	5,801,420
Supertex, Inc. *	45,804	1,723,147
Zoran Corp. *	102,000	2,231,760
		16,328,775

Software - 1.90%
Aspen Technology, Inc. *	3,000	37,950
Peerless Systems Corp. *	475,235	3,550,006
Sybase, Inc. *	35,400	747,648
Transaction Systems Architects, Inc. *	45,000	1,404,450
Wind River Systems, Inc. *	41,400	515,430
		6,255,484

Telecommunications - 6.26%
Adaptec, Inc. *	552,460	3,055,104
Anixter International, Inc.	18,000	860,040
Dobson Communications Corp. *	435,500	3,492,710
EMS Technologies, Inc. *	119,100	2,147,373
Interdigital Communications Corp. *	101,555	2,490,128
Lantronix, Inc. *	449,300	1,051,362
Oplink Communications, Inc. *	15,000	260,100
RF Micro Devices, Inc. *	473,500	4,095,775
Sycamore Networks, Inc. *	685,100	3,219,970
		20,672,562

4

Transportation - 4.42%
Celadon Group, Inc. *	223,800	4,898,982
HUB Group, Inc. *	53,700	2,447,646
Kirby Corp. *	27,300	1,859,403
SCS Transportation, Inc. *	113,700	3,309,807
USA Truck, Inc. *	84,700	2,085,314
		14,601,152

Trucking & Leasing - 1.19%
GATX Corp.	95,100	3,926,679

TOTAL COMMON STOCKS
(Cost $265,183,626)		328,099,257

MONEY MARKET MUTUAL FUNDS - 2.76%
First American Treasury Obligations	9,112,960	9,112,960
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $9,112,960)		9,112,960

TOTAL INVESTMENTS - 102.17%
(Cost $274,296,586)		$337,212,217
Liabilities in Excess of Other Assets - (2.17)%		(7,166,731)
NET ASSETS - 100.00%		$330,045,486

*               Non Income Producing Security

See Notes to Quarterly Schedule of Investments

5

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 99.77%

	Advertising - 0.71%
	Getty Images, Inc. *	9,100	681,408

	Aerospace/Defense - 0.18%
	L-3 Communications Holdings, Inc.	2,000	171,580

	Apparel - 1.27%
	Coach, Inc. *	35,320	1,221,365

	Auto Manufacturers - 0.22%
	Paccar, Inc.	3,000	211,440

	Beverages - 2.05%
	The Coca-Cola Co.	23,700	992,319
	PepsiCo, Inc.	16,900	976,651
			1,968,970

	Biotechnology - 2.88%
	Amgen, Inc. *	15,900	1,156,725
	Genentech, Inc. *	19,000	1,605,690
			2,762,415

	Chemicals - 0.34%
	Monsanto Co.	3,800	322,050

	Coal - 1.57%
	Consol Energy, Inc.	5,700	422,712
	Peabody Energy Corp.	21,600	1,088,856
			1,511,568

	Commercial Services - 2.19%
	Moody’s Corp.	14,700	1,050,462
	Paychex, Inc.	25,200	1,049,832
			2,100,294

	Computers - 4.03%
	Apple Computer, Inc. *	24,300	1,524,096
	Dell, Inc. *	3,500	104,160
	NCR Corp. *	14,400	601,776
	SanDisk Corp. *	28,500	1,639,320
			3,869,352

	Cosmetics/Personal Care - 1.09%
	Procter & Gamble Co.	18,232	1,050,528

	Distribution/Wholesale - 0.49%
	Fastenal Co.	10,000	473,400

	Diversified Financial Services - 5.53%
	Chicago Mercantile Exchange Holdings, Inc.	3,200	1,432,000
	Franklin Resources, Inc.	19,800	1,865,952
	Legg Mason, Inc.	12,300	1,541,559
	TD Ameritrade Holding Corp. *	22,600	471,662
			5,311,173

1

Electric - 1.30%
TXU Corp.	28,000	1,253,280

Electrical Components & Equipment - 1.07%
Molex, Inc.	30,900	1,025,880

Electronics - 2.29%
Agilent Technologies, Inc. *	27,700	1,040,135
Jabil Circuit, Inc. *	27,100	1,161,506
		2,201,641

Food - 0.74%
Whole Foods Market, Inc.	10,700	710,908

Healthcare - Products - 3.08%
CR Bard, Inc.	1,800	122,058
Johnson & Johnson	16,800	994,896
Medtronic, Inc.	4,400	223,300
Varian Medical Systems, Inc. *	13,000	730,080
Zimmer Holdings, Inc. *	13,160	889,616
		2,959,950

Healthcare - Services - 1.50%
UnitedHealth Group, Inc.	25,716	1,436,496

Home Furnishings - 1.47%
Harman International Industries, Inc.	12,740	1,415,796

Household Products/Wares - 1.14%
Fortune Brands, Inc.	13,520	1,090,118

Internet - 2.08%
eBay, Inc. *	29,160	1,138,990
Google, Inc. *	1,600	624,000
Yahoo!, Inc. *	7,220	232,917
		1,995,907

Machinery - Diversified - 0.18%
Rockwell Automation, Inc.	2,400	172,584

Media - 1.27%
News Corp.	17,544	291,406
Walt Disney Co.	33,200	925,948
		1,217,354

Metal Fabricate/Hardware - 1.47%
Precision Castparts Corp.	23,700	1,407,780

Mining - 1.08%
Vulcan Materials Co.	12,000	1,039,800

Miscellaneous Manufacturing - 2.31%
3M Co.	6,232	471,700
Danaher Corp.	14,800	940,540
General Electric Co.	23,300	810,374
		2,222,614

Oil & Gas - 8.90%
Burlington Resources, Inc.	5,000	459,550
Diamond Offshore Drilling, Inc.	11,600	1,038,200
EOG Resources, Inc.	21,100	1,519,200
Exxon Mobil Corp.	33,800	2,057,068
Noble Energy, Inc.	17,900	786,168
Ultra Petroleum Corp. *	17,700	1,102,887
XTO Energy, Inc.	36,266	1,580,110
		8,543,183

2

Oil & Gas Services - 8.20%
Baker Hughes, Inc.	15,800	1,080,720
BJ Services Co.	30,500	1,055,300
Halliburton Co.	22,000	1,606,440
Schlumberger Ltd.	17,700	2,240,289
Smith International, Inc.	20,000	779,200
Weatherford International Ltd. *	24,400	1,116,300
		7,878,249

Pharmaceuticals - 4.48%
Bristol-Myers Squibb Co.	100,700	2,478,227
Caremark Rx, Inc. *	2,000	98,360
Gilead Sciences, Inc. *	24,820	1,544,300
Pfizer, Inc.	7,200	179,424
		4,300,311

Pipelines - 0.61%
Questar Corp.	8,400	588,420

Retail - 11.41%
Best Buy Co., Inc.	15,645	875,025
Chico’s FAS, Inc. *	25,400	1,032,256
Home Depot, Inc.	38,960	1,648,008
Lowe’s Cos, Inc.	10,340	666,309
Nordstrom, Inc.	62,140	2,434,645
Office Depot, Inc. *	42,400	1,578,976
Staples, Inc.	25,890	660,713
Starbucks Corp. *	28,300	1,065,212
Tiffany & Co.	19,700	739,538
Walgreen Co.	5,900	254,467
		10,955,149

Semiconductors - 7.74%
Advanced Micro Devices, Inc. *	45,800	1,518,728
Broadcom Corp. *	36,800	1,588,288
Freescale Semiconductor, Inc. *	44,800	1,245,888
Freescale Semiconductor, Inc. - Class B *	7,121	197,750
Nvidia Corp. *	20,900	1,196,734
Texas Instruments, Inc.	51,790	1,681,621
		7,429,009

Software - 0.48%
Adobe Systems, Inc. *	5,400	188,568
Autodesk, Inc. *	7,200	277,344
		465,912

Technology - 1.12%
MEMC Electronic Materials, Inc. *	29,100	1,074,372

Telecommunications - 11.12%
Cisco Systems, Inc. *	96,900	2,099,823
Corning, Inc. *	59,300	1,595,763
Harris Corp.	22,100	1,045,109
Juniper Networks, Inc. *	37,700	720,824
Motorola, Inc.	70,500	1,615,155
Qualcomm, Inc.	33,500	1,695,435
Sprint Nextel Corp.	73,743	1,905,519
		10,677,628

Transportation - 2.18%
CH Robinson Worldwide, Inc.	22,200	1,089,798
Expeditors International Washington, Inc.	11,600	1,002,124
		2,091,922

TOTAL COMMON STOCKS
(Cost $81,636,496)		95,809,806

3

MONEY MARKET MUTUAL FUNDS - 1.31%
First American Treasury Obligations	1,256,768	1,256,768

TOTAL MONEY MARKET MUTUAL FUNDS’
(Cost $1,256,768)		1,256,768

TOTAL INVESTMENTS - 101.08%
(Cost $82,893,264)		$97,066,574
Liabilities in Excess of Other Assets - (1.08)%		(1,038,215)
NET ASSETS - 100.00%		$96,028,359

*              Non Income Producing Security

See Notes to Quarterly Schedule of Investments

4

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 94.91%

	Aerospace/Defense - 2.07%
	Goodrich Corp.	7,000	305,270
	Lockheed Martin Corp.	15,900	1,194,567
			1,499,837

	Agriculture - 1.62%
	Archer-Daniels-Midland Co.	34,900	1,174,385

	Banks - 3.75%
	AmSouth Bancorp	26,000	703,300
	Bank of America Corp.	16,808	765,436
	Keycorp	13,000	478,400
	US Bancorp	25,200	768,600
			2,715,736

	Biotechnology - 0.88%
	Chiron Corp. *	13,900	636,759

	Building Materials - 0.03%
	Eagle Materials, Inc.	399	25,440

	Chemicals - 0.02%
	Tronox, Inc. *	845	14,358

	Commercial Services - 0.47%
	RR Donnelley & Sons Co.	10,400	340,288

	Computers - 4.34%
	Affiliated Computer Services, Inc. *	2,000	119,320
	Electronic Data Systems Corp.	35,500	952,465
	Hewlett-Packard Co.	47,400	1,559,460
	NCR Corp. *	12,300	514,017
			3,145,262

	Diversified Financial Services - 12.19%
	Bear Stearns Cos, Inc.	8,034	1,114,316
	Citigroup, Inc.	13,240	625,325
	E*Trade Financial Co. *	39,600	1,068,408
	Goldman Sachs Group, Inc.	11,800	1,852,128
	JPMorgan Chase & Co.	10,850	451,794
	Lehman Brothers Holdings, Inc.	7,070	1,021,827
	Merrill Lynch & Co., Inc.	14,600	1,149,896
	Morgan Stanley	24,600	1,545,372
			8,829,066

	Electric - 4.61%
	American Electric Power Co., Inc.	22,400	762,048
	Duke Energy Corp.	26,100	760,815
	Edison International	16,600	683,588
	The Southern Co.	15,050	493,189
	TXU Corp.	14,300	640,068
			3,339,708

1

Environmental Control - 1.68%
Waste Management, Inc.	34,500	1,217,850

Forest Products & Paper - 2.12%
International Paper Co.	22,400	774,368
Weyerhaeuser Co.	10,500	760,515
		1,534,883
Hand/Machine Tools - 0.48%
Black & Decker Corp.	4,000	347,560

Healthcare - Products - 0.47%
Zimmer Holdings, Inc. *	5,000	338,000

Healthcare - Services - 2.11%
Aetna, Inc.	22,600	1,110,564
WellPoint, Inc. *	5,400	418,122
		1,528,686

Home Builders - 2.13%
Centex Corp.	7,840	486,002
KB Home	5,500	357,390
Lennar Corp.	8,260	498,739
Pulte Homes, Inc.	5,120	196,710
		1,538,841

Insurance - 12.50%
The Allstate Corp.	7,000	364,770
AON Corp.	28,900	1,199,639
Berkshire Hathaway, Inc. *	470	1,415,640
Chubb Corp.	4,000	381,760
Cigna Corp.	7,000	914,340
CNA Financial Corp. *	19,700	627,248
Fidelity National Financial, Inc.	21,600	767,448
Metlife, Inc.	15,800	764,246
Prudential Financial, Inc.	15,000	1,137,150
Safeco Corp.	5,264	264,305
WR Berkley Corp.	20,900	1,213,454
		9,050,000

Iron/Steel - 1.64%
Nucor Corp.	11,300	1,184,127

Media - 1.68%
Time Warner, Inc.	46,200	775,698
Walt Disney Co.	15,900	443,451
		1,219,149

Mining - 1.75%
Phelps Dodge Corp.	6,800	547,604
Southern Copper Corp.	8,500	718,080
		1,265,684

Miscellaneous Manufacturing - 1.36%
Parker Hannifin Corp.	1,000	80,610
Textron, Inc.	9,700	905,883
		986,493

Office/Business Equipment - 0.94%
Xerox Corp. *	45,000	684,000

2

Oil & Gas - 12.12%
Amerada Hess Corp.	4,780	680,672
Anadarko Petroleum Corp.	11,100	1,121,211
Chesapeake Energy Corp.	22,000	691,020
Chevron Corp.	18,514	1,073,256
ConocoPhillips	11,600	732,540
ENSCO International, Inc.	13,300	684,285
Kerr-McGee Corp.	4,191	400,157
Marathon Oil Corp.	5,000	380,850
Occidental Petroleum Corp.	9,600	889,440
Sunoco, Inc.	5,200	403,364
Tesoro Corp.	11,100	758,574
Valero Energy Corp.	16,000	956,480
		8,771,849

Pharmaceuticals - 3.21%
Barr Pharmaceuticals, Inc. *	12,300	774,654
Express Scripts, Inc. *	17,600	1,547,040
		2,321,694

Retail - 4.70%
Costco Wholesale Corp.	3,000	162,480
CVS Corp.	11,480	342,908
Darden Restaurants, Inc. *	8,000	328,240
Federated Department Stores, Inc.	2,400	175,200
Home Depot, Inc.	36,100	1,527,030
JC Penney Co., Inc.	8,600	519,526
Nordstrom, Inc.	6,000	235,080
Office Depot, Inc. *	3,000	111,720
		3,402,184

Savings & Loans - 1.37%
Golden West Financial Corp.	3,200	217,280
Washington Mutual, Inc.	18,100	771,422
		988,702

Semiconductors - 0.62%
National Semiconductor Corp.	16,000	445,440

Telecommunications - 7.67%
AT&T, Inc.	63,310	1,711,902
BellSouth Corp.	38,100	1,320,165
Corning, Inc. *	22,600	608,166
Juniper Networks, Inc. *	22,775	435,458
Qwest Communications *	106,300	722,840
Verizon Communications, Inc.	22,130	753,748
		5,552,279

Transportation - 6.38%
Burlington Northern Santa Fe Corp.	3,000	249,990
CSX Corp.	20,000	1,196,000
FedEx Corp.	8,300	937,402
Norfolk Southern Corp.	19,050	1,030,034
Union Pacific Corp	12,900	1,204,215
		4,617,641

TOTAL COMMON STOCKS
(Cost $58,936,367)		68,715,901

3

MONEY MARKET MUTAL FUNDS - 11.12%
First American Treasury Obligations	8,046,124	8,046,124

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $8,046,124)		8,046,124

TOTAL INVESTMENTS - 106.03%
(Cost $66,982,491)		$76,762,025
Liabilities in Excess of Other Assets - (6.03)%		(4,362,140)
NET ASSETS - 100.00%		$72,399,885

*              Non Income Producing Security

See Notes to Quarterly Schedule of Investments

4

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 99.48%

	Aerospace/Defense - 3.07%
	United Technologies Corp.	24,900	1,443,453

	Banks - 8.69%
	Bank of America Corp.	28,328	1,290,057
	Wachovia Corp.	26,400	1,479,720
	Wells Fargo & Co.	20,660	1,319,554
			4,089,331

	Beverages - 5.28%
	The Coca-Cola Co.	30,957	1,296,170
	PepsiCo, Inc.	20,605	1,190,763
			2,486,933

	Biotechnology - 2.78%
	Genentech, Inc. *	15,500	1,309,905

	Computers - 4.88%
	Dell, Inc. *	36,344	1,081,597
	International Business Machines Corp.	14,742	1,215,773
			2,297,370

	Cosmetics/Personal Care - 2.65%
	Procter & Gamble Co.	21,636	1,246,666

	Diversified Financial Services - 5.61%
	Citigroup, Inc.	24,314	1,148,350
	JPMorgan Chase & Co.	35,900	1,494,876
			2,643,226

	Healthcare - Products - 2.68%
	Johnson & Johnson	21,312	1,262,097

	Insurance - 5.43%
	American International Group, Inc.	19,601	1,295,430
	Berkshire Hathaway, Inc. *	419	1,262,028
			2,557,458

	Internet - 3.15%
	Google, Inc. *	3,800	1,482,000

	Media - 2.56%
	Time Warner, Inc.	71,830	1,206,026

	Miscellaneous Manufacturing - 5.26%
	3M Co.	16,453	1,245,327
	General Electric Co.	35,438	1,232,534
			2,477,861

	Oil & Gas - 8.50%
	Chevron Corp.	22,550	1,307,224
	ConocoPhillips	21,600	1,364,040
	Exxon Mobil Corp.	21,827	1,328,391
			3,999,655

1

Pharmaceuticals - 8.06%
Eli Lilly & Co.	21,280	1,176,784
Merck & Co., Inc	38,946	1,372,068
Pfizer, Inc.	50,023	1,246,573
		3,795,425

Retail - 5.51%
Home Depot, Inc.	30,815	1,303,474
Wal-Mart Stores, Inc.	27,319	1,290,550
		2,594,024

Semiconductors - 7.32%
Applied Materials, Inc.	69,500	1,216,945
Intel Corp.	46,433	898,478
Texas Instruments, Inc.	40,980	1,330,621
		3,446,044

Software - 5.81%
Microsoft Corp.	48,440	1,318,052
Oracle Corp. *	103,348	1,414,834
		2,732,886

Telecommunications - 9.14%
AT&T, Inc.	54,975	1,486,524
Cisco Systems, Inc. *	71,174	1,542,341
Verizon Communications, Inc.	37,439	1,275,172
		4,304,037

Transportation - 3.10%
United Parcel Service, Inc.	18,403	1,460,830

TOTAL COMMON STOCKS
(Cost $41,804,437)		46,835,227

MONEY MARKET MUTUAL FUNDS - 0.34%
First American Treasury Obligations	157,872	157,872

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $157,872)		157,872

TOTAL INVESTMENTS - 99.82%
(Cost $41,962,309)		$46,993,099
Other Assets in Excess of Liabilities - 0.18%		86,684
NET ASSETS - 100.00%		$47,079,783

*                                           Non Income Producing Security

See Notes to Quarterly Schedule of Investments

2

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (UNAUDITED)

Industry	Company	Shares	Value
COMMON STOCKS - 54.35%

	Aerospace/Defense - 1.00%
	General Dynamics Corp.	1,400	89,572
	Goodrich Corp.	1,800	78,498
	Lockheed Martin Corp.	3,470	260,701
	Northrop Grumman Corp.	2,200	150,238
	Rockwell Collins, Inc.	1,000	56,350
	United Technologies Corp.	1,740	100,868
			736,227

	Agriculture - 0.85%
	Archer-Daniels-Midland Co.	18,600	625,890

	Airlines - 0.06%
	Southwest Airlines Co.	2,400	43,176

	Apparel - 0.47%
	Coach, Inc. *	4,600	159,068
	Guess?, Inc. *	4,700	183,817
			342,885

	Auto Manufacturers - 0.81%
	Ford Motor Co.	30,700	244,372
	General Motors Corp.	12,000	255,240
	Paccar, Inc.	1,300	91,624
			591,236

	Auto Parts & Equipment - 0.10%
	The Goodyear Tire & Rubber Co. *	2,400	34,752
	Johnson Controls, Inc.	480	36,446
			71,198

	Banks - 3.68%
	Bank of America Corp.	4,600	209,484
	The Bank of New York Co., Inc.	6,500	234,260
	Comerica, Inc.	3,400	197,098
	First Horizon National	4,300	179,095
	Keycorp	5,400	198,720
	M&T Bank Corp.	1,200	136,968
	National City Corp.	2,900	101,210
	PNC Financial Services Group, Inc.	2,600	175,006
	State Street Corp.	3,300	199,419
	Synovus Financial Corp.	5,500	148,995
	US Bancorp	14,800	451,400
	Wachovia Corp.	2,457	137,715
	Wells Fargo & Co.	2,900	185,223
	Zions Bancorporation	1,700	140,641
			2,695,234

1

Beverages - 0.98%
Brown-Forman Corp.	2,500	192,425
The Coca-Cola Co.	4,100	171,667
Coca-Cola Enterprises, Inc.	7,800	158,652
Pepsi Bottling Group, Inc.	2,400	72,936
PepsiCo, Inc.	2,100	121,359
		717,039

Biotechnology - 0.55%
Amgen, Inc. *	2,500	181,875
Genzyme Corp. *	3,300	221,826
		403,701

Building Materials - 0.11%
American Standard Cos, Inc.	1,800	77,148

Chemicals - 0.88%
Ecolab, Inc.	500	19,100
Monsanto Co.	3,900	330,525
The Sherwin-Williams Co.	3,500	173,040
Sigma-Aldrich Corp.	1,900	125,001
		647,666

Commercial Services - 0.45%
Equifax, Inc.	2,600	96,824
Moody’s Corp.	1,600	114,336
Robert Half International, Inc.	1,300	50,193
RR Donnelley & Sons Co.	2,200	71,984
		333,337

Computers - 2.63%
Affiliated Computer Services, Inc. *	2,500	149,150
Apple Computer, Inc. *	10,200	639,744
Electronic Data Systems Corp.	6,400	171,712
EMC Corp. *	14,200	193,546
Hewlett-Packard Co.	4,700	154,630
International Business Machines Corp.	1,800	148,446
NCR Corp. *	4,400	183,876
SanDisk Corp. *	5,000	287,600
		1,928,704

Cosmetics/Personal Care - 0.92%
Alberto-Culver Co. *	3,000	132,690
Colgate-Palmolive Co.	4,400	251,240
The Estee Lauder Cos, Inc.	1,600	59,504
Procter & Gamble Co.	4,000	230,480
		673,914

Distribution/Wholesale - 0.05%
WW Grainger, Inc.	500	37,675

Diversified Finanancial Services - 4.26%
ACE Ltd.	1,400	72,814
Ameriprise Financial, Inc.	2,780	125,267
Bear Stearns Cos, Inc./The	2,400	332,880
Charles Schwab Corp. /The	15,000	258,150
CIT Group, Inc.	4,900	262,248
Citigroup, Inc.	2,800	132,244
Countrywide Financial Corp.	500	18,350
E*Trade Financial Co. *	11,400	307,572
Franklin Resources, Inc.	2,800	263,872

2

Goldman Sachs Group, Inc.	1,700	266,832
Janus Capital Group, Inc.	3,300	76,461
Lehman Brothers Holdings, Inc.	2,200	317,966
Merrill Lynch & Co., Inc.	3,200	252,032
Morgan Stanley	3,200	201,024
SLM Corp.	810	42,071
T Rowe Price Group, Inc.	2,500	195,525
		3,125,308

Electric - 1.30%
The AES Corp. *	5,400	92,124
Allegheny Energy, Inc. *	2,800	94,780
Ameren Corp.	600	29,892
American Electric Power Co., Inc.	2,435	82,839
Dominion Resources, Inc.	760	52,463
Duke Energy Corp.	4,400	128,260
Edison International	2,300	94,714
Exelon Corp.	1,900	100,510
TECO Energy, Inc.	5,600	90,272
TXU Corp.	4,200	187,992
		953,846

Electrical Components & Equipment - 0.21%
Emerson Electric Co.	1,800	150,534

Electronics - 0.25%
Jabil Circuit, Inc. *	2,300	98,578
Thermo Electron Corp. *	2,300	85,307
		183,885

Engineering & Construction - 0.09%
Fluor Corp.	800	68,640

Environmental Control - 0.09%
Allied Waste Industries, Inc. *	5,200	63,648

Food - 0.67%
Campbell Soup Co.	3,200	103,680
Kellogg Co.	3,900	171,756
Safeway, Inc.	8,700	218,544
		493,980
Forest Products & Paper - 0.15%
Louisiana-Pacific Corp.	4,000	108,800

Gas - 0.10%
Sempra Energy	1,600	74,336

Hand/Machine Tools - 0.05%
Black & Decker Corp.	400	34,756

Healthcare - Products - 1.49%
Bausch & Lomb, Inc.	1,500	95,550
Becton Dickinson & Co.	2,420	149,024
CR Bard, Inc.	3,000	203,430
Johnson & Johnson	2,100	124,362
St Jude Medical, Inc. *	4,480	183,680
Stryker Corp.	3,760	166,718
Zimmer Holdings, Inc. *	2,500	169,000
		1,091,764

3

Healthcare-Services - 0.94%
Aetna, Inc.	2,900	142,506
Health Management Associates, Inc.	1,500	32,355
Humana, Inc. *	2,600	136,890
Quest Diagnostics, Inc.	2,700	138,510
UnitedHealth Group, Inc.	2,000	111,720
WellPoint, Inc. *	1,600	123,888
		685,869

Home Builders - 0.14%
Centex Corp.	400	24,796
KB Home	1,200	77,976
		102,772

Home Furnishings - 0.08%
Whirlpool Corp.	600	54,882

Household Products/Wares - 0.21%
Clorox Co.	1,530	91,570
Kimberly-Clark Corp.	1,100	63,580
		155,150

Housewares - 0.10%
Newell Rubbermaid, Inc.	2,900	73,051

Insurance - 2.72%
Aflac, Inc.	800	36,104
The Allstate Corp.	1,000	52,110
AON Corp.	7,100	294,721
Berkshire Hathaway, Inc. *	60	180,720
Chubb Corp.	1,600	152,704
Cigna Corp.	2,000	261,240
Genworth Financial, Inc.	2,600	86,918
Metlife, Inc.	4,600	222,502
Principal Financial Group	4,700	229,360
The Progressive Corp.	1,380	143,879
Prudential Financial, Inc.	1,200	90,972
Safeco Corp.	1,720	86,361
UnumProvident Corp.	7,500	153,600
		1,991,191

Internet - 0.59%
Amazon.Com, Inc. *	2,600	94,926
eBay, Inc. *	2,800	109,368
Symantec Corp. *	7,400	124,542
Yahoo!, Inc. *	3,100	100,006
		428,842

Iron/Steel - 0.07%
United States Steel Corp.	900	54,612

Leisure Time - 0.09%
Carnival Corp.	1,400	66,318

4

Lodging - 0.30%
Hilton Hotels Corp.	4,500	114,570
Marriott International, Inc.	1,500	102,900
		217,470

Machinery - Construction & Mining - 0.21%
Caterpillar, Inc.	2,100	150,801

Machinery - Diversified - 0.17%
Cummins, Inc.	600	63,060
Deere & Co.	800	63,240
		126,300

Media - 1.48%
CBS Corp.	1,650	39,567
Comcast Corp. *	4,700	122,952
The McGraw-Hill Cos, Inc.	4,000	230,480
Meredith Corp.	5,400	301,266
News Corp.	6,000	99,660
Time Warner, Inc.	6,700	112,493
Viacom, Inc. *	1,650	64,020
Walt Disney Co.	4,100	114,349
		1,084,787

Mining - 0.26%
Freeport-McMoran Copper & Gold, Inc.	1,500	89,655
Vulcan Materials Co.	1,200	103,980
		193,635

Miscellaneous Manufacturing - 2.61%
Cooper Industries Ltd.	2,600	225,940
Danaher Corp.	3,400	216,070
Eaton Corp.	2,200	160,534
General Electric Co.	3,400	118,252
Honeywell International, Inc.	5,300	226,681
Illinois Tool Works	1,000	96,310
Ingersoll-Rand Co. Ltd.	5,800	242,382
Leggett & Platt, Inc.	7,600	185,212
Parker Hannifin Corp.	2,900	233,769
Textron, Inc.	2,200	205,458
		1,910,608

Office/Business Equipment - 0.10%
Xerox Corp. *	4,800	72,960

Oil & Gas - 3.71%
Amerada Hess Corp.	1,020	145,248
Anadarko Petroleum Corp.	2,100	212,121
Apache Corp.	3,200	209,632
Burlington Resources, Inc.	2,200	202,202
Chevron Corp.	3,578	207,417
ConocoPhillips	3,400	214,710
EOG Resources, Inc.	2,400	172,800
Exxon Mobil Corp.	1,800	109,548
Marathon Oil Corp.	2,200	167,574
Nabors Industries Ltd. *	3,400	243,372
Occidental Petroleum Corp.	2,100	194,565
Rowan Cos, Inc.	5,500	241,780
Sunoco, Inc.	2,400	186,168
Valero Energy Corp.	3,600	215,208
		2,722,345

5

Oil & Gas Services - 0.68%
Baker Hughes, Inc.	2,400	164,160
Halliburton Co.	2,350	171,597
Schlumberger Ltd.	1,300	164,541
		500,298

Pharmaceuticals - 3.75%
Abbott Laboratories	3,200	135,904
Allergan, Inc.	1,900	206,150
Bristol-Myers Squibb Co.	42,900	1,055,769
Cardinal Health, Inc.	2,100	156,492
Caremark Rx, Inc. *	3,800	186,884
Express Scripts, Inc. *	2,200	193,380
Gilead Sciences, Inc. *	4,900	304,878
Hospira, Inc. *	6,900	272,274
Medco Health Solutions, Inc. *	3,500	200,270
Pfizer, Inc.	1,500	37,380
		2,749,381

Pipelines - 0.16%
El Paso Corp.	9,900	119,295

Retail - 2.77%
Autonation, Inc. *	1,000	21,550
Autozone, Inc. *	1,700	169,473
Bed Bath & Beyond, Inc. *	3,520	135,168
Big Lots, Inc. *	12,200	170,312
Circuit City Stores, Inc.	6,900	168,912
Costco Wholesale Corp.	1,000	54,160
CVS Corp.	3,500	104,545
Dillard’s, Inc.	6,200	161,448
Federated Department Stores, Inc.	400	29,200
JC Penney Co., Inc.	2,000	120,820
Lowe’s Cos, Inc.	1,940	125,014
Nordstrom, Inc.	5,000	195,900
Office Depot, Inc. *	4,300	160,132
Staples, Inc.	3,950	100,804
Starbucks Corp. *	3,000	112,920
Walgreen Co.	2,500	107,825
Wal-Mart Stores, Inc.	2,000	94,480
		2,032,663

Savings & Loans - 0.90%
Golden West Financial Corp.	1,934	131,318
Washington Mutual, Inc.	12,443	530,321
		661,639

Semiconductors - 2.36%
Advanced Micro Devices, Inc. *	23,000	762,680
Altera Corp. *	2,200	45,408
Applied Materials, Inc.	4,400	77,044
Freescale Semiconductor, Inc. *	3,776	104,859
Linear Technology Corp.	2,800	98,224
National Semiconductor Corp.	1,800	50,112
Nvidia Corp. *	7,200	412,272
Texas Instruments, Inc.	5,570	180,858
		1,731,457

6

Software - 1.67%
Adobe Systems, Inc. *		7,000	244,440
Autodesk, Inc. *		6,000	231,120
Automatic Data Processing, Inc.		3,300	150,744
BMC Software, Inc. *		3,920	84,907
Citrix Systems, Inc. *		4,300	162,970
First Data Corp.		4,000	187,280
Intuit, Inc. *		1,900	101,061
Novell, Inc. *		5,400	41,472
Oracle Corp. *		1,560	21,357
			1,225,351

Telecommunications - 5.05%
ADC Telecommunications, Inc. *		4,800	122,832
Alltel Corp.		1,900	123,025
AT&T, Inc.		12,200	329,888
BellSouth Corp.		22,700	786,555
Ciena Corp. *		41,600	216,736
Cisco Systems, Inc. *		6,300	136,521
Citizens Communications Co.		8,800	116,776
Comverse Technology, Inc. *		7,900	185,887
Corning, Inc. *		11,200	301,392
Motorola, Inc.		6,800	155,788
Qualcomm, Inc.		2,700	136,647
Sprint Nextel Corp.		7,700	198,968
Tellabs, Inc. *		12,400	197,160
Verizon Communications, Inc.		20,400	694,824
			3,702,999

Textiles - 0.07%
Cintas Corp.		1,200	51,144

Transportation - 0.96%
Burlington Northern Santa Fe Corp.		1,400	116,662
CSX Corp.		2,700	161,460
FedEx Corp.		1,300	146,822
Norfolk Southern Corp.		2,700	145,989
Union Pacific Corp.		1,400	130,690
			701,623
TOTAL COMMON STOCKS
(Cost $33,589,478)			39,841,970

	Discount Rate	Principal
Due Date	or Coupon Rate	Amount	Value
CORPORATE BONDS - 2.18%

Leucadia National Corp. 8/15/2013	7.75%	1,150,000	1,198,875
Sea Containers Ltd. 2/15/2008	7.875%	426,000	398,842

TOTAL CORPORATE BONDS
(Cost $1,615,841)			1,597,717

7

GOVERNMENT BONDS - 44.32%

U.S. Treasury Bills - 24.26%
4/13/2006	3.91%	3,000,000	2,995,910
5/25/2006	4.07%	2,000,000	1,987,535
6/ 8/2006	4.14%	2,000,000	1,983,624
6/22/2006	4.20%	1,000,000	990,388
7/13/2006	4.20%	2,000,000	1,975,680
8/ 3/2006	4.36%	4,000,000	3,938,740
9/14/2006	4.55%	4,000,000	3,916,660
			17,788,537
U.S. Treasury Notes - 20.06%
2/15/2015	4.00%	200,000	187,430
11/15/2013	4.25%	200,000	192,094
4/30/2006	2.25%	500,000	499,023
5/15/2006	2.00%	200,000	199,383
5/31/2006	2.50%	300,000	298,957
11/15/2006	3.50%	200,000	198,312
3/31/2007	3.75%	300,000	296,742
7/31/2007	3.875%	500,000	493,652
8/15/2007	2.75%	300,000	291,621
11/15/2007	3.00%	200,000	194,266
1/31/2008	4.375%	3,000,000	2,975,040
2/15/2008	3.375%	300,000	292,195
10/15/2008	3.125%	200,000	191,953
11/15/2008	3.375%	200,000	192,922
4/15/2009	3.125%	300,000	285,750
6/15/2009	4.00%	300,000	292,699
8/15/2009	3.50%	200,000	191,812
10/15/2009	3.375%	300,000	285,973
11/15/2009	3.50%	200,000	191,250
2/15/2010	3.50%	300,000	285,984
4/15/2010	4.00%	300,000	290,918
6/15/2010	3.625%	500,000	477,344
7/15/2010	3.875%	500,000	481,875
10/15/2010	4.25%	500,000	488,321
1/15/2011	4.25%	2,000,000	1,950,390
2/28/2011	4.50%	1,000,000	985,430
3/31/2008	4.625%	1,000,000	996,250
3/31/2011	4.75%	1,000,000	997,188
			14,704,774
TOTAL GOVERNMENT BONDS
(Cost $32,750,472)			32,493,311

Industry	Company	Number of Contracts	Value
PURCHASED OPTIONS - 0.11%
	SBC Communications expiring Jan 2007 @ $25.00	300	82,500

TOTAL PURCHASED OPTIONS
	(Cost $41,080)		82,500

Industry	Company	Shares	Value
MONEY MARKET MUTUAL FUNDS - 3.32%
	First American Treasury Obligations	2,432,455	2,432,455

TOTAL MONEY MARKET MUTUAL FUNDS
	(Cost $2,432,455)		2,432,455

TOTAL INVESTMENTS - 104.28%
	(Cost $70,429,325)		$76,447,953
Liabilities in Excess of Other Assets - (4.28)%			(3,136,274)
NET ASSETS - 100.00%			$73,311,679

*              Non Income Producing Security

See Notes to Quarterly Schedule of Investments

8

Schedule of Options Written
	Number of
	Contracts	Value

COVERED CALL OPTIONS WRITTEN
Adobe Systems, Inc.
expiring April 2006 @ $45.00	20	(50)
Advanced Micro Devices
expiring April 2006 @ $35.00	100	(11,500)
expiring May 2006 @ $35.00	100	(17,250)
Aetna, Inc.
expiring July 2006 @ $55.00	12	(1,200)
Allergan, Inc.
expiring July 2006 @ $130.00	14	(1,085)
Amazon.com, Inc.
expiring April 2006 @ $47.50	10	(25)
Amgen, Inc.
expiring April 2006 @ $80.00	10	(125)
Apple Computer, Inc.
expiring April 2006 @ $65.00	50	(10,500)
expiring April 2006 @ $80.00	30	(225)
expiring May 2006 @ $70.00	22	(3,190)
Applied Materials, Inc.
expiring April 2006 @ $20.00	15	(38)
Archer-Daniels Midland Co.
expiring June 2006 @ $35.00	25	(3,688)
AT&T, Inc.
expiring July 2006 @ $30.00	50	(625)
Autodesk, Inc.
expiring April 2006 @ $40.00	60	(4,650)
Baker Hughes, Inc.
expiring April 2006 @ $80.00	9	(23)
Bank of New York
expiring July 2006 @ $37.50	65	(6,663)
Bear Stearns
expiring April 2006 @ $135.00	7	(3,395)
BellSouth Corp.
expiring April 2006 @ $27.50	150	(108,750)
expiring April 2006 @ $35.00	50	(1,375)
expiring July 2006 @ $35.00	27	(3,105)
Big Lots, Inc.
expiring May 2006 @ $12.50	122	(21,350)
Bristol-Myers Squibb
expiring June 2006 @ $25.00	200	(13,500)
Caterpillar, Inc.
expiring May 2006 @ $75.00	9	(1,395)
CBS Corp - Class B
expiring May 2006 @ .$25.00	16	(640)
CIT Group
expiring April 2006 @ $55.00	20	(900)
Citrix Systems, Inc.
expiring June 2006 @ $35.00	15	(6,150)
Coca-Cola
expiring May 2006 @ $42.50	41	(2,357)
Comverse Technology
expiring April 2006 @ $30.00	20	(50)
ConocoPhillips
expiring May 2006 @ $65.00	10	(1,800)

9

Countrywide Financial Corp.
expiring July 2006 @ $40.00	5	(475)
E*Trade Financial
expiring April 2006 @ $22.50	30	(13,650)
Ecolab, Inc.
expiring April 2006 @ $35.00	5	(1,675)
EMC Corp.
expiring April 2006 @ $15.00	30	(75)
EOG Resources, Inc.
expiring April 2006 @ $70.00	12	(4,500)
expiring April 2006 @ $90.00	12	(60)
Equifax, Inc.
expiring April 2006 @ $40.00	10	(100)
Ford Motor Co.
expiring June 2006 @ $10.00	200	(1,500)
Freescale Semiconductor
expiring June 2006 @ $30.00	20	(1,850)
General Motors Corp.
expiring April 2006 @ $22.50	120	(8,700)
Gilead Sciences, Inc.
expiring May 2006 @ $65.00	20	(3,900)
Goodyear Tire & Rubber Co.
expiring April 2006 @ $17.50	12	(30)
expiring July 2006 @ $15.00	12	(1,140)
Guess?, Inc.
expiring June 2006 @ $40.00	47	(13,042)
Halliburton Co.
expiring April 2006 @ $70.00	13	(5,525)
Health Management Association
expiring May 2006 @ $20.00	15	(2,812)
Hewlett- Packard
expiring May 2006 @ $35.00	15	(1,200)
Honeywell International
expiring June 2006 @ $42.50	15	(2,775)
Hospira, Inc.
expiring May 2006 @ $50.00	30	(225)
Ingersoll Rand
expiring June 2006 @ $42.50	18	(2,565)
International Business Machines
expiring April 2006 @ $85.00	9	(562)
Intuit, Inc.
expiring July 2006 @ $55.00	6	(1,410)
J.C. Penny Co.
expiring May 2006 @ $65.00	7	(507)
Jabil Circuit, Inc.
expiring June 2006 @ $40.00	12	(4,800)
Janus Capital Group
expiring June 2006 @ $22.50	11	(1,815)
KB Home
expiring April 2006 @ $70.00	5	(212)
Kellogg Co.
expiring June 2006 @ $45.00	39	(2,925)
Keycorp
expiring April 2006 @ $37.50	15	(450)
Kimberky Clark Corp.
expiring April 2006 @ $60.00	11	(165)
Lehman Brothers Holdings
expiring April 2006 @ $150.00	10	(900)
Linear Technology
expiring April 2006 @ $37.50	9	(112)
Marathon Oil
expiring April 2006 @ $80.00	10	(700)
Medco Health Solutions
expiring April 2006 @ $60.00	15	(637)
Merrill Lynch & Co.
expiring April 2006 @ $75.00	8	(3,440)
Monsanto Co.
expiring April 2006 @ $90.00	9	(720)
Motorola, Inc.
expiring April 2006 @ $22.50	15	(1,425)

10

Nabors Industries
expiring April 2006 @ $70.00	9	(2,835)
NCR Corp.
expiring April 2006 @ $35.00	10	(6,950)
Nordstrom, Inc.
expiring April 2006 @ $45.00	10	(25)
expiring July 2006 @ $45.00	10	(700)
Nvidia Corp.
expiring June 2006 @ $55.00	25	(14,750)
Occidental Petroleum
expiring April 2006 @ $95.00	7	(893)
Office Depot, Inc.
expiring April 2006 @ $35.00	15	(3,713)
Quest Diagnostics
expiring April 2006 @ $55.00	8	(80)
Rowan Companies, Inc.
expiring April 2006 @ $42.50	15	(3,563)
Safeway, Inc.
expiring April 2006 @ $25.00	20	(1,050)
SanDisk
expiring April 2006 @ $57.50	50	(17,250)
Sherwin Williams Co.
expiring June 2006 @ $55.00	35	(2,188)
Sigma-Aldrich
expiring July 2006 @ $70.00	19	(1,852)
SLM Corp.
expiring July 2006 @ $50.00	8	(2,880)
Sprint Nextel Corp.
expiring April 2006 @ $25.00	10	(1,100)
St Jude Medical, Inc.
expiring April 2006 @ $50.00	10	(100)
Staples, Inc.
expiring April 2006 @ $25.00	10	(875)
Starbucks Corp.
expiring April 2006 @ $37.50	10	(950)
Thermo Electron Corp.
expiring April 2006 @ $35.00	8	(1,820)
United Health Group
expiring June 2006 @ $60.00	10	(1,000)
UnumProvident Corp.
expiring June 2006 @ $22.50	75	(1,875)
US Bancorp
expiring June 2006 @ $32.50	48	(840)
Valero Energy Corp.
expiring April 2006 @ $60.00	10	(1,775)
Walgreen Co.
expiring April 2006 @ $45.00	10	(175)
Washington Mutual
expiring April 2006 @ $45.00	95	(713)
Wells Fargo Co.
expiring April 2006 @ $65.00	29	(1,305)
Yahoo!
expiring April 2006 @ $32.50	10	(1,175)

TOTAL COVERED CALL OPTIONS WRITTEN
(Premiums received $340,803)		(384,615)

PUT OPTIONS WRITTEN
Amkor Tech
expiring April 2006 @ $7.50	250	(3,125)
expiring May 2006 @ $7.50	300	(10,500)
Archer-Daniels-Midland Co.
expiring May 2006 @ $35.00	100	(23,500)
AT&T, Inc.
expiring April 2006 @ $27.50	100	(8,000)
BellSouth Corp.
expiring July 2006 @ $30.00	100	(1,750)
BMC Software, Inc.
expiring May 2006 @ $20.00	450	(15,750)
expiring August 2006 @ $20.00	150	(12,750)

11

Brightpoint, Inc.
expiring April 2006 @ $25.00	210	(2,100)
expiring May 2006 @ $30.00	120	(17,700)
Bristol-Myers Squibb
expiring June 2006 @ $20.00	100	(750)
expiring June 2006 @ $22.50	200	(4,500)
Ceradyne, Inc.
expiring April 2006 @ $55.00	100	(57,000)
Digene Corp.
expiring April 2006 @ $40.00	100	(18,000)
expiring May 2006 @ $40.00	130	(34,450)
Dress Barn
expiring April 2006 @ $40.00	72	(540)
expiring May 2006 @ $45.00	100	(10,250)
Ford Motor Co.
expiring June 2006 @ $7.50	300	(9,750)
Goldman Sachs Group
expiring April 2006 @ $150.00	50	(4,500)
Intel Corp.
expiring April 2006 @ $20.00	30	(2,550)
Investment Technologies
expiring April 2006 @ $45.00	100	(2,250)
expiring May 2006 @ $45.00	100	(7,500)
JLG Industries, Inc.
expiring April 2006 @ $27.50	200	(3,500)
expiring May 2006 @ $27.50	300	(20,250)
Joy Global, Inc.
expiring April 2006 @ $50.00	149	(1,863)
expiring May 2006 @ $55.00	65	(10,075)
McDermott International, Inc.
expiring April 2006 @ $45.00	100	(250)
expiring April 2006 @ $50.00	100	(2,500)
Merck & Co.
expiring April 2006 @ $27.50	200	(500)
expiring May 2006 @ $35.00	50	(5,125)
Nucor Corp.
expiring April 2006 @ $90.00	100	(5,000)
Plexus Corp.
expiring April 2006 @ $30.00	90	(1,125)
expiring May 2006 @ $35.00	70	(9,625)
Red Hat, Inc.
expiring June 2006 @ $25.00	42	(3,045)
United States Steel
expiring April 2006 @ $35.00	80	(200)
UnumProvident Corp.
expiring June 2006 @ $20.00	100	(6,500)
US Bancorp
expiring April 2006 @ $30.00	100	(2,000)
expiring June 2006 @ $27.50	40	(300)
expiring September 2006 @ $30.00	50	(4,750)
Verizon Communications
expiring July 2006 @ $32.50	100	(6,750)
expiring April 2006 @ $30.00	40	(100)
Washington Mutual, Inc.
expiring May 2006 @ $42.50	80	(9,600)
Whirlpool Corp.
expiring May 2006 @ $80.00	45	(3,150)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $506,975)		(343,423)

TOTAL OPTIONS WRITTEN
(Premiums received $847,777)		(728,038)

12

BRIDGEWAY FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2006 (UNAUDITED)

1.       Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”):  Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share for each Fund. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra Small Company Fund. 100,000,000 shares have been classified in the Ultra Small Company Market Fund. 10,000,000 shares have been classified in the Micro Cap Limited Fund. 100,000,000 of class N shares each have been classified into the Small Cap Growth, Small Cap Value, Large Cap Growth, and Large Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund.

Amounts disclosed above for each Fund that have been authorized do not include Class R shares, of which there are none currently issued.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra Small Company, Ultra Small Company Market, Micro Cap Limited, Small Cap Growth, Small Cap Value, and Large Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the Adviser for all of the Funds.

2.       Significant Accounting Policies:

The following is a summary of significant accounting policies followed in the preparation of the financial statements of the Funds.

Securities, Options, Futures and other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. As of March 31, 2006, the Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, Ultra Small Company Fund, Ultra Small Company Market Fund, and Small Cap Growth Fund had total loaned securities valued at $15,731,040, $12,579,790, $11,751,422, $1,574,423 and $3,554,610, respectively. The Funds received U.S. Treasury securities with a value of $15,197,525, $12,195,712, $11,415,729, $1,732,764 and $3,426,893, respectively as collateral.

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Use of Estimates in Financial Statements

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Bridgeway expenses that are not series fund specific are allocated to each series based upon its relative proportion of net assets to Bridgeway’s total net assets. Fees provided for under the Rule 12b-1 plan of a particular class of the fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund’s activities in the futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks on a periodic basis. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2006 Ultra Small Company Market Fund held futures contracts in the amount of $6,483,120. No other Funds had futures contracts open as of March 31, 2006.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option that the Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that the Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes. As of March 31, 2006, the Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund held $1,293,500, $995,000, and $82,500 in purchased call options., respectively.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Only Balanced Fund had outstanding written options as of March 31, 2006.

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 31, 2005	2,620	$313,462	3,255	$315,213
Positions Opened	3,435	440,552	8,272	828,229
Exercised	(509)	(85,435)	(622)	(80,032)
Expired	(1,481)	(156,981)	(4,904)	(459,900)
Closed	(1,384)	(170,795)	(988)	(96,535)
Split	6		250
Outstanding, March 31, 2006	2,687	$340,803	5,263	$506,975

Market Value, March 31, 2006		$384,615		$343,423

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts.

3.       Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

The amount of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2006, were as follows:

Bridgeway Aggressive Investors 1 Fund:

Aggregate unrealized gain	$109,240,063
Aggregate unrealized loss	(4,827,084)
Net gain (loss)	104,412,979
Cost of investments	$345,976,229

Bridgeway Aggressive Investors 2 Fund:

Aggregate unrealized gain	$85,176,874
Aggregate unrealized loss	(7,598,075)
Net gain (loss)	77,578,799
Cost of investments	$430,432,922

Bridgeway Ultra Small Company Fund:

Aggregate unrealized gain	$50,435,033
Aggregate unrealized loss	(3,545,009)
Net gain (loss)	46,890,024
Cost of investments	$88,931,512

Bridgeway Ultra Small Company Market Fund:

Aggregate unrealized gain	$421,908,531
Aggregate unrealized loss	(8,733,116)
Net gain (loss)	413,175,415
Cost of investments	$621,593,172

Bridgeway Micro Cap Limited Fund:

Aggregate unrealized gain	$22,624,788
Aggregate unrealized loss	(1,282,782)
Net gain (loss)	21,342,006
Cost of investments	$71,028,145

Bridgeway Blue Chip 35 Index Fund:

Aggregate unrealized gain	$5,367,290
Aggregate unrealized loss	(547,593)
Net gain (loss)	4,819,697
Cost of investments	$42,173,402

Bridgeway Balanced Fund:

Aggregate unrealized gain	$6,720,587
Aggregate unrealized loss	(754,583)
Net gain (loss)	5,966,004
Cost of investments	$70,481,949

Bridgeway Large-Cap Growth Fund

Aggregate unrealized gain	$15,101,019
Aggregate unrealized loss	(1,012,755)
Net gain (loss)	14,088,264
Cost of investments	$82,978,310

Bridgeway Large-Cap Value Fund

Aggregate unrealized gain	$10,248,802
Aggregate unrealized loss	(472,100)
Net gain (loss)	9,776,702
Cost of investments	$66,985,323

Bridgeway Small-Cap Growth Fund

Aggregate unrealized gain	$48,450,054
Aggregate unrealized loss	(5,541,895)
Net gain (loss)	42,908,159
Cost of investments	$211,715,513

Bridgeway Small-Cap Value Fund

Aggregate unrealized gain	$66,187,338
Aggregate unrealized loss	(3,279,006)
Net gain (loss)	62,908,332
Cost of investments	$274,303,885

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and
Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by
Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIDGEWAY FUNDS, INC.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	May 30, 2006

By:	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date:	May 30, 2006

3